                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-09169
                                  ---------------------------------------------

                SunAmerica Strategic Investment Series, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

    Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ   07311
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                             Robert M. Zakem, ESQ.
                   Senior Vice President & General Counsel
                    AIG SunAmerica Asset Management Corp.
                   Harborside Financial Center 3200 Plaza 5
                            Jersey City, NJ 07311

-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                   ----------------------------

Date of fiscal year end:   October 31
                        --------------------------
Date of reporting period:  April 30, 2003
                         -------------------------

Item 1. Reports to Shareholders.
        SunAmerica Strategic Investment Series, Inc., Semiannual Report at April 30, 2003.

[GRAPHIC]

SUNAMERICA

THE RETIREMENT SPECIALIST

STRATEGIC INVESTMENT SERIES

2003 SEMIANNUAL REPORT

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

APRIL 30, 2003                                                 SEMIANNUAL REPORT

   SUNAMERICA
   STRATEGIC INVESTMENT SERIES, INC.

     SUNAMERICA BIOTECH/HEALTH FUND (SBHAX)
     TAX MANAGED EQUITY FUND (TXMAX)
     SUNAMERICA STOCK INDEX FUND (NBSKX)
     SUNAMERICA SCIENCE & TECHNOLOGY FUND (NSTAX)
     SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE FUND (NKLAX)
     SUNAMERICA MODERATE GROWTH LIFESTAGE FUND (NLMAX)
     SUNAMERICA CONSERVATIVE GROWTH LIFESTAGE FUND (NCLAX)

      TABLE OF CONTENTS

---------------------------------------------

       STATEMENT OF ASSETS AND LIABILITIES...............   1

       STATEMENT OF OPERATIONS...........................   3

       STATEMENTS OF CHANGES IN NET ASSETS...............   4

       FINANCIAL HIGHLIGHTS..............................   7

       PORTFOLIO OF INVESTMENTS..........................  14

       NOTES TO FINANCIAL STATEMENTS.....................  30

       DIRECTOR INFORMATION..............................  49

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2003 -- (UNAUDITED)

                                             TAX                                    AGGRESSIVE    MODERATE    CONSERVATIVE
                             BIOTECH/      MANAGED        STOCK       SCIENCE &       GROWTH       GROWTH        GROWTH
                              HEALTH        EQUITY        INDEX       TECHNOLOGY    LIFESTAGE     LIFESTAGE    LIFESTAGE
                               FUND          FUND          FUND          FUND          FUND         FUND          FUND
                           -----------------------------------------------------------------------------------------------
ASSETS:
Investments securities,
 at value*...............  $ 35,176,069  $ 58,681,869  $ 29,519,038  $ 10,188,501  $ 20,302,795  $30,797,710  $19,092,331
Short-term securities
 (cost approximates
 market).................            --       875,000       129,885            --            --           --           --
Repurchase agreements
 (cost equals market)....     5,558,000            --     1,389,000       245,000            --           --           --
Foreign cash@............            --            --            --            32            --           --           --
Deposit with brokers for
 securities sold short...     2,081,847            --            --            --            --           --           --
Cash.....................           311           393           472           189        12,264       86,469           --
Receivable for
 investments sold........        26,730            --            --        55,892            --           --           --
Receivable for shares of
 beneficial interest
 sold....................        29,662        11,469        45,121         1,934        13,482       35,065        8,425
Interest and dividends
 receivable..............           174        79,946        31,297         2,587            --           --           --
Receivable for variation
 margin on futures
 contracts...............            --            --           193            --            --           --           --
Receivable from
 investment adviser......         9,678        11,478        15,762        15,261        18,523       14,804       14,967
Prepaid expenses.........           315           488           132           858        17,537       18,527       17,756
                           ------------  ------------  ------------  ------------  ------------  -----------  -----------
    Total assets.........    42,882,786    59,660,643    31,130,900    10,510,254    20,364,601   30,952,575   19,133,479
                           ------------  ------------  ------------  ------------  ------------  -----------  -----------
LIABILITIES:
Payable for investments
 purchased...............     1,464,596            --            --        81,583            --           --           --
Payable for shares of
 beneficial interest
 sold....................       111,621        68,675         9,970         1,020         5,578       18,770        5,854
Accrued expenses.........       106,957       101,610        29,047        15,267         2,421        6,345        8,613
Distribution and service
 maintenance fees
 payable.................        23,442        40,046        20,162         6,838         6,568        8,418        5,447
Investment advisory and
 management fees
 payable.................        23,210        40,498         6,670         7,319         1,619        2,460        1,550
Securities sold short, at
 value#..................     2,135,250            --            --            --            --           --           --
Due to custodian.........            --            --            --            --            --           --        1,809
Dividend payable on
 securities sold short...           500            --            --            --            --           --           --
                           ------------  ------------  ------------  ------------  ------------  -----------  -----------
    Total liabilities....     3,865,576       250,829        65,849       112,027        16,186       35,993       23,273
                           ------------  ------------  ------------  ------------  ------------  -----------  -----------
      Net assets.........  $ 39,017,210  $ 59,409,814  $ 31,065,051  $ 10,398,227  $ 20,348,415  $30,916,582  $19,110,206
                           ============  ============  ============  ============  ============  ===========  ===========
NET ASSETS WERE COMPOSED
 OF:
Shares of beneficial
 interest $.0001 par
 value...................  $        514  $        652  $        383  $        437  $        308  $       396  $       223
Paid-in capital..........    79,371,627   103,084,929    43,570,759    32,659,801    32,873,621   40,199,467   23,685,964
                           ------------  ------------  ------------  ------------  ------------  -----------  -----------
                             79,372,141   103,085,581    43,571,142    32,660,238    32,873,929   40,199,863   23,686,187
Accumulated undistributed
 net investment
 income (loss)...........      (359,257)      (56,214)       66,278       (78,119)     (124,039)      24,540       63,874
Accumulated undistributed
 net realized gain (loss)
 on investments, futures
 contracts, securities
 sold short and foreign
 currency transactions...   (39,945,348)  (30,388,254)   (2,672,767)  (20,985,629)  (10,642,015)  (8,174,704)  (4,808,620)
Net unrealized
 appreciation
 (depreciation) on:
  Investments............         3,077   (13,231,299)  (10,008,697)   (1,198,110)   (1,759,460)  (1,133,117)     168,765
  Future contracts.......            --            --       109,095            --            --           --           --
  Foreign currencies and
   other assets and
   liabilities...........            --            --            --          (153)           --           --           --
  Securities sold
   short.................       (53,403)           --            --            --            --           --           --
                           ------------  ------------  ------------  ------------  ------------  -----------  -----------
    Net assets...........  $ 39,017,210  $ 59,409,814  $ 31,065,051  $ 10,398,227  $ 20,348,415  $30,916,582  $19,110,206
                           ============  ============  ============  ============  ============  ===========  ===========
*Identified cost of
 investment securities...  $ 35,172,992  $ 71,913,168  $ 39,527,735  $ 11,386,611  $ 22,062,255  $31,930,827  $18,923,566
                           ============  ============  ============  ============  ============  ===========  ===========
@Identified cost of
 foreign cash............  $         --  $         --  $         --  $         28  $         --  $        --  $        --
                           ============  ============  ============  ============  ============  ===========  ===========
#Proceeds from securities
 sold short..............  $  2,081,847  $         --  $         --  $         --  $         --  $        --  $        --
                           ============  ============  ============  ============  ============  ===========  ===========

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

                                            TAX                                AGGRESSIVE    MODERATE    CONSERVATIVE
                            BIOTECH/      MANAGED       STOCK      SCIENCE &     GROWTH       GROWTH        GROWTH
                             HEALTH       EQUITY        INDEX     TECHNOLOGY    LIFESTAGE    LIFESTAGE    LIFESTAGE
                              FUND         FUND         FUND         FUND         FUND         FUND          FUND
                           ------------------------------------------------------------------------------------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets...............  $14,677,493  $14,603,968  $ 8,865,681  $2,378,357   $ 3,048,693  $ 4,363,055   $4,362,020
Shares of beneficial
  interest issued and
  outstanding............    1,909,554    1,570,140    1,090,423     981,232       462,432      559,431      510,533
Net asset value and
  redemption price per
  share..................  $      7.69  $      9.30  $      8.13  $     2.42   $      6.59  $      7.80   $     8.54
Maximum sales charge
  (5.75% of offering
  price).................         0.47         0.57         0.50        0.15          0.40         0.48         0.52
                           -----------  -----------  -----------  ----------   -----------  -----------   ----------
Maximum offering price to
  public.................  $      8.16  $      9.87  $      8.63  $     2.57   $      6.99  $      8.28   $     9.06
                           ===========  ===========  ===========  ==========   ===========  ===========   ==========
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets...............  $14,516,904  $22,499,376  $19,685,218  $7,217,526   $10,186,614  $12,220,711   $6,684,958
Shares of beneficial
  interest issued and
  outstanding............    1,925,568    2,486,375    2,431,184   3,040,579     1,541,159    1,562,801      779,035
Net asset value, offering
  and redemption price
  per share (excluding
  any applicable
  contingent deferred
  sales charge)..........  $      7.54  $      9.05  $      8.10  $     2.37   $      6.61  $      7.82   $     8.58
                           ===========  ===========  ===========  ==========   ===========  ===========   ==========
CLASS II (UNLIMITED SHARES AUTHORIZED):
Net assets...............  $ 9,822,813  $22,306,470  $ 2,514,152  $  639,831   $   365,353  $ 1,270,463   $1,571,202
Shares of beneficial
  interest issued and
  outstanding............    1,300,725    2,461,645      312,035     276,716        54,758      162,249      182,577
Net asset value and
  redemption price per
  share (excluding any
  applicable contingent
  deferred
  sales charge)..........  $      7.55  $      9.06  $      8.06  $     2.31   $      6.67  $      7.83   $     8.61
Maximum sales charge
  (1.00% of offering
  price).................         0.08         0.09         0.08        0.02          0.07         0.08         0.09
                           -----------  -----------  -----------  ----------   -----------  -----------   ----------
Maximum offering price to
  public.................  $      7.63  $      9.15  $      8.14  $     2.33   $      6.74  $      7.91   $     8.70
                           ===========  ===========  ===========  ==========   ===========  ===========   ==========
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets...............  $        --  $        --  $        --  $  162,513   $ 6,747,755  $13,062,353   $6,492,026
Shares of beneficial
  interest issued and
  outstanding............           --           --           --      66,700     1,021,834    1,676,031      759,220
Net asset value, offering
  and redemption price
  per share..............  $        --  $        --  $        --  $     2.44   $      6.60  $      7.79   $     8.55
                           ===========  ===========  ===========  ==========   ===========  ===========   ==========

        See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30,
2003 -- (UNAUDITED)

                                                     TAX                                  AGGRESSIVE     MODERATE    CONSERVATIVE
                                    BIOTECH/       MANAGED       STOCK       SCIENCE &      GROWTH        GROWTH        GROWTH
                                     HEALTH        EQUITY        INDEX      TECHNOLOGY     LIFESTAGE    LIFESTAGE     LIFESTAGE
                                      FUND          FUND          FUND         FUND          FUND          FUND          FUND
                                   ----------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Income:
  Interest.......................  $    33,895   $     1,095   $    9,445   $     1,026   $        --   $       --    $       --
  Dividends*.....................        2,300       544,682      256,696        17,295        24,847      143,152       166,536
                                   -----------   -----------   ----------   -----------   -----------   ----------    ----------
    Total investment income......       36,195       545,777      266,141        18,321        24,847      143,152       166,536
                                   -----------   -----------   ----------   -----------   -----------   ----------    ----------
Expenses:
  Investment advisory and
   management fees...............      150,246       260,589       39,634        43,509         9,578       14,262         9,241
  Distribution and service
   maintenance fees-Class A......       25,792        26,426       13,993         3,852         1,455        1,985         2,041
  Distribution and service
   maintenance fees-Class B......       73,024       116,232       93,531        33,523        36,884       44,232        26,245
  Distribution and service
   maintenance fees-Class II.....       53,613       114,839       13,280         3,057         1,087        4,072         5,025
  Service fees-Class I...........           --            --           --           189            --           --            --
  Transfer agent fees and
   expenses-Class A..............       23,526        20,541       12,062         6,744         2,265        1,510         1,510
  Transfer agent fees and
   expenses-Class B..............       26,453        30,915       33,365        22,702         3,020        5,285         2,265
  Transfer agent fees and
   expenses-Class II.............       20,436        30,024        4,538         3,186         1,510        1,510         1,510
  Transfer agent fees and
   expenses-Class I..............           --            --           --           250           755          755           755
  Registration fees-Class A......       11,036         6,199        4,861         3,258         1,510        1,510         1,510
  Registration fees-Class B......        9,942         6,409        2,862         3,641         1,510        1,510         1,510
  Registration fees-Class II.....        9,942         6,695        3,127         2,555           755          755           755
  Registration fees-Class I......           --            --           --         2,917           755          755           755
  Printing expense...............        4,230           861       11,689        15,369        20,385       12,080         6,040
  Custodian fees and expenses....       26,913        27,726       25,548        27,009         5,285        5,285         5,285
  Audit and tax fees.............        8,940         9,420        9,260         9,260        21,305       21,305        21,305
  Legal fees and expenses........        2,938         4,483        1,991         2,534         2,265        2,265         2,265
  Directors' fees and expenses...        3,262         3,522        1,257         1,062         1,639        1,700         1,632
  Dividend expense on securities
   sold short....................        8,450            --           --            --            --           --            --
  Miscellaneous expenses.........        3,976         4,540        5,496         2,903         2,264        2,325         1,967
                                   -----------   -----------   ----------   -----------   -----------   ----------    ----------
    Total expenses...............      462,719       669,421      276,494       187,520       114,227      123,101        91,616
    Less: expenses
     waived/reimbursed by
     investment adviser..........      (67,995)      (74,535)     (95,838)      (91,271)      (41,305)     (22,849)      (25,926)
    Less: custody credits earned
     on cash balances                   (1,901)         (164)      (1,134)          (35)           --           --            --
                                   -----------   -----------   ----------   -----------   -----------   ----------    ----------
    Net expenses.................      392,823       594,722      179,522        96,214        72,922      100,252        65,690
                                   -----------   -----------   ----------   -----------   -----------   ----------    ----------
Net investment income (loss).....     (356,628)      (48,945)      86,619       (77,893)      (48,075)      42,900       100,846
                                   -----------   -----------   ----------   -----------   -----------   ----------    ----------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS:
Net realized gain (loss) on
 investments.....................   (5,286,150)   (3,724,460)    (123,878)   (1,281,427)     (831,447)    (981,213)     (641,000)
Net realized gain (loss) on
 futures contracts...............           --            --       37,075            --            --           --            --
Net realized gain (loss) on
 securities sold short...........      555,644            --           --            --            --           --            --
Net realized gain (loss) on
 foreign currencies and other
 assets and liabilities..........           --            --           --        (1,436)           --           --            --
Net change in unrealized
 appreciation (depreciation) on
 investments.....................    4,916,009     5,450,477    1,117,274     2,366,522     1,515,873    1,959,754     1,220,623
Net change in unrealized
 appreciation (depreciation) on
 futures contracts...............           --            --       25,507            --            --           --            --
Net change in unrealized
 appreciation (depreciation) on
 foreign currencies and other
 assets and liabilities..........           --            --           --          (153)           --           --            --
Net change in unrealized
 appreciation (depreciation) on
 securities sold short...........      289,279            --           --            --            --           --            --
                                   -----------   -----------   ----------   -----------   -----------   ----------    ----------
Net realized and unrealized gain
 (loss) on investments, future
 contracts, securities sold
 short, foreign currencies and
 other assets and liabilities....      474,782     1,726,017    1,055,978     1,083,506       684,426      978,541       579,623
                                   -----------   -----------   ----------   -----------   -----------   ----------    ----------
NET INCREASE(DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS......................  $   118,154   $ 1,677,072   $1,142,597   $ 1,005,613   $   636,351   $1,021,441    $  680,469
                                   ===========   ===========   ==========   ===========   ===========   ==========    ==========
*Net of foreign withholding taxes
 on dividends of                   $        --   $        80   $       --   $       916   $        --   $       --    $       --
                                   ===========   ===========   ==========   ===========   ===========   ==========    ==========

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                BIOTECH/HEALTH FUND         TAX MANAGED EQUITY FUND         STOCK INDEX FUND
                                             --------------------------   ---------------------------   -------------------------
                                             FOR THE SIX                  FOR THE SIX                   FOR THE SIX
                                               MONTHS                        MONTHS                       MONTHS        FOR THE
                                                ENDED      FOR THE YEAR      ENDED       FOR THE YEAR      ENDED         YEAR
                                              APRIL 30,       ENDED        APRIL 30,        ENDED        APRIL 30,       ENDED
                                                2003       OCTOBER 31,        2003       OCTOBER 31,       2003       OCTOBER 31,
                                             (UNAUDITED)       2002       (UNAUDITED)        2002       (UNAUDITED)      2002+
                                             ------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss).............  $  (356,628)  $ (1,116,235)  $    (48,945)  $   (393,346)  $    86,619   $   101,290
  Net realized gain (loss) on
   investments.............................   (5,286,150)   (17,583,650)    (3,724,460)   (15,675,665)       37,075    (1,116,427)
  Net realized gain (loss) from capital
   gain distribution from underlying
   funds...................................           --             --             --             --            --            --
  Net realized gain (loss) on futures
   contracts...............................           --             --             --             --      (123,878)     (501,587)
  Net realized gain (loss) on securities
   sold short..............................      555,644             --             --             --            --            --
  Net realized gain (loss) on foreign
   currencies and other assets and
   liabilities.............................           --             --             --             --            --            --
  Net change in unrealized appreciation
   (depreciation) on investments...........    4,916,009     (5,200,198)     5,450,477     (2,347,140)    1,117,274    (4,194,388)
  Net change in unrealized appreciation
   (depreciation) on futures contracts.....           --             --             --             --        25,507        73,796
  Net change in unrealized appreciation
   (depreciation) on foreign currencies and
   other assets and liabilities............           --             --             --             --            --            --
  Net change in unrealized appreciation
   (depreciation) on securities sold
   short...................................      289,279        422,091             --             --            --            --
                                             -----------   ------------   ------------   ------------   -----------   -----------
Net increase (decrease) in net assets
 resulting from operations.................      118,154    (23,477,992)     1,677,072    (18,416,151)    1,142,597    (5,637,316)
                                             -----------   ------------   ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income (Class A).....           --             --             --             --       (69,075)      (50,367)
  From net investment income (Class B).....           --             --             --             --       (33,854)       (4,344)
  From net investment income (Class II)....           --             --             --             --        (5,066)         (282)
  From net investment income (Class I).....           --             --             --             --            --            --
                                             -----------   ------------   ------------   ------------   -----------   -----------
  Total distributions to shareholders......           --             --             --             --      (107,995)      (54,993)
                                             -----------   ------------   ------------   ------------   -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 8).......   (5,398,517)    (9,222,459)   (10,987,007)   (25,890,226)    1,028,354     3,765,201
                                             -----------   ------------   ------------   ------------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS....   (5,280,363)   (32,700,451)    (9,309,935)   (44,306,377)    2,062,956    (1,927,108)
NET ASSETS:
Beginning of period........................   44,297,573     76,998,024     68,719,749    113,026,126    29,002,095    30,929,203
                                             -----------   ------------   ------------   ------------   -----------   -----------
End of period..............................  $39,017,210   $ 44,297,573   $ 59,409,814   $ 68,719,749   $31,065,051   $29,002,095
                                             ===========   ============   ============   ============   ===========   ===========
Accumulated undistributed net investment
 income (loss).............................  $  (359,257)  $     (2,629)  $    (56,214)  $     (7,269)  $    66,278   $    87,654
                                             ===========   ============   ============   ============   ===========   ===========

------------------
+ See note 2

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                SCIENCE & TECHNOLOGY             AGGRESSIVE GROWTH
                                                                        FUND                      LIFESTAGE FUND
                                                              -------------------------      -------------------------
                                                                FOR THE                        FOR THE
                                                              SIX MONTHS      FOR THE        SIX MONTHS      FOR THE
                                                                 ENDED         YEAR             ENDED         YEAR
                                                               APRIL 30,       ENDED          APRIL 30,       ENDED
                                                                 2003       OCTOBER 31,         2003       OCTOBER 31,
                                                              (UNAUDITED)      2002+         (UNAUDITED)      2002+
                                                              --------------------------------------------------------
OPERATIONS:
  Net investment income (loss)..............................  $   (77,893)  $  (206,954)     $   (48,075)  $   213,896
  Net realized gain (loss) on investments...................   (1,281,427)   (5,035,553)        (831,447)   (4,812,315)
  Net realized gain (loss) from capital gain distribution
   from underlying funds....................................           --            --               --       190,574
  Net realized gain (loss) on futures contracts.............           --            --               --            --
  Net realized gain (loss) on securities sold short.........           --            --               --            --
  Net realized gain (loss) on foreign currencies and other
   assets and liabilities...................................       (1,436)       (1,525)              --            --
  Net change in unrealized appreciation (depreciation) on
   investments..............................................    2,366,522       886,939        1,515,873       471,977
  Net change in unrealized appreciation (depreciation) on
   futures contracts........................................           --            --               --            --
  Net change in unrealized appreciation (depreciation) on
   foreign currencies and other assets and liabilities......         (153)           --               --            --
  Net change in unrealized appreciation (depreciation) on
   securities sold short....................................           --            --               --            --
                                                              -----------   -----------      -----------   -----------
Net increase (decrease) in net assets resulting from
 operations.................................................    1,005,613    (4,357,093)         636,351    (3,935,868)
                                                              -----------   -----------      -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income (Class A)......................           --            --          (38,873)      (31,219)
  From net investment income (Class B)......................           --            --          (59,391)      (17,221)
  From net investment income (Class II).....................           --            --           (1,665)         (344)
  From net investment income (Class I)......................           --            --          (87,062)      (61,214)
                                                              -----------   -----------      -----------   -----------
  Total distributions to shareholders.......................           --            --         (186,991)     (109,998)
                                                              -----------   -----------      -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)......................................      165,239      (257,676)         838,785     1,241,280
                                                              -----------   -----------      -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    1,170,852    (4,614,769)       1,288,145    (2,804,586)
NET ASSETS:
Beginning of period.........................................    9,227,375    13,842,144       19,060,270    21,864,856
                                                              -----------   -----------      -----------   -----------
End of period...............................................  $10,398,227   $ 9,227,375      $20,348,415   $19,060,270
                                                              ===========   ===========      ===========   ===========
Accumulated undistributed net investment income (loss)......  $   (78,119)  $      (226)     $  (124,039)  $   111,027
                                                              ===========   ===========      ===========   ===========

------------------
+ See note 2

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                   MODERATE GROWTH              CONVERATIVE GROWTH
                                                                   LIFESTAGE FUND                 LIFESTAGE FUND
                                                              -------------------------      -------------------------
                                                                FOR THE                        FOR THE
                                                              SIX MONTHS      FOR THE        SIX MONTHS      FOR THE
                                                                 ENDED         YEAR             ENDED         YEAR
                                                               APRIL 30,       ENDED          APRIL 30,       ENDED
                                                                 2003       OCTOBER 31,         2003       OCTOBER 31,
                                                              (UNAUDITED)      2002+         (UNAUDITED)      2002+
                                                              --------------------------------------------------------
OPERATIONS:
  Net investment income (loss)..............................  $    42,900   $   492,973      $   100,846   $   467,516
  Net realized gain (loss) on investments...................     (981,213)   (3,977,340)        (641,000)   (1,943,093)
  Net realized gain (loss) from capital gain distribution
   from underlying funds....................................           --       206,108               --       110,236
  Net realized gain (loss) on futures contracts.............           --            --               --            --
  Net realized gain (loss) on securities sold short.........           --            --               --            --
  Net realized gain (loss) on foreign currencies and other
   assets and liabilities...................................           --            --               --            --
  Net change in unrealized appreciation (depreciation) on
   investments..............................................    1,959,754      (688,725)       1,220,623      (255,689)
  Net change in unrealized appreciation (depreciation) on
   futures contracts........................................           --            --               --            --
  Net change in unrealized appreciation (depreciation) on
   foreign currencies and other assets and liabilities......           --            --               --            --
  Net change in unrealized appreciation (depreciation) on
   securities sold short....................................           --            --               --            --
                                                              -----------   -----------      -----------   -----------
Net increase (decrease) in net assets resulting from
 operations.................................................    1,021,441    (3,966,984)         680,469    (1,621,030)
                                                              -----------   -----------      -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income (Class A)......................      (59,132)      (50,695)         (99,551)      (76,020)
  From net investment income (Class B)......................     (105,333)      (78,487)        (122,535)     (127,052)
  From net investment income (Class II).....................       (9,927)       (4,373)         (22,240)       (8,928)
  From net investment income (Class I)......................     (193,593)     (129,438)        (150,668)     (128,001)
                                                              -----------   -----------      -----------   -----------
  Total distributions to shareholders.......................     (367,985)     (262,993)        (394,994)     (340,001)
                                                              -----------   -----------      -----------   -----------
  NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 8)....................................    2,628,800     5,131,531          545,665       822,814
                                                              -----------   -----------      -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    3,282,256       901,554          831,140    (1,138,217)
NET ASSETS:
Beginning of period.........................................   27,634,326    26,732,772       18,279,066    19,417,283
                                                              -----------   -----------      -----------   -----------
End of period...............................................  $30,916,582   $27,634,326      $19,110,206   $18,279,066
                                                              ===========   ===========      ===========   ===========
Accumulated undistributed net investment income (loss)......  $    24,540   $   349,625      $    63,874   $   358,022
                                                              ===========   ===========      ===========   ===========

------------------
+ See note 2

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
FINANCIAL HIGHLIGHTS

                                                       BIOTECH/HEALTH FUND
                                                   NET                     DIVIDENDS
                                      NET      GAIN (LOSS)      TOTAL        FROM      DISTRI-                 NET
                       NET ASSET    INVEST-     ON INVEST-       FROM         NET      BUTIONS                ASSET
                        VALUE,       MENT      MENTS (BOTH     INVEST-      INVEST-      FROM      TOTAL      VALUE,
       PERIOD          BEGINNING    INCOME     REALIZED AND      MENT        MENT      CAPITAL    DISTRI-     END OF      TOTAL
        ENDED          OF PERIOD   (LOSS)(1)   UNREALIZED)    OPERATIONS    INCOME      GAINS     BUTIONS     PERIOD    RETURN(2)
---------------------  ---------   ---------   ------------   ----------   ---------   --------   --------   --------   ---------
                                                             CLASS A

6/14/00-
  10/31/00(3)........   $12.50      $(0.02)       $ 3.48        $ 3.46      $   --      $   --     $   --     $15.96      27.68%
10/31/01.............    15.96       (0.06)        (4.32)        (4.38)         --       (0.55)     (0.55)     11.03     (27.92)
10/31/02.............    11.03       (0.13)        (3.28)        (3.41)         --          --         --       7.62     (30.92)
4/30/03(8)...........     7.62       (0.05)         0.12          0.07          --          --         --       7.69       0.92

                                                             CLASS B
6/14/00-
  10/31/00(3)........   $12.50      $(0.05)       $ 3.47        $ 3.42      $   --      $   --     $   --     $15.92      27.36%
10/31/01.............    15.92       (0.14)        (4.31)        (4.45)         --       (0.55)     (0.55)     10.92     (28.45)
10/31/02.............    10.92       (0.19)        (3.23)        (3.42)         --          --         --       7.50     (31.32)
4/30/03(8)...........     7.50       (0.07)         0.11          0.04          --          --         --       7.54       0.53

                                                            CLASS II
6/14/00-
  10/31/00(3)........   $12.50      $(0.05)       $ 3.48        $ 3.43      $   --      $   --     $   --     $15.93      27.44%
10/31/01.............    15.93       (0.14)        (4.31)        (4.45)         --       (0.55)     (0.55)     10.93     (28.43)
10/31/02.............    10.93       (0.19)        (3.23)        (3.42)         --          --         --       7.51     (31.29)
4/30/03(8)...........     7.51       (0.08)         0.12          0.04          --          --         --       7.55       0.53
---------------------------------------------------------------------------------------------------------------------------------

                                          BIOTECH/HEALTH FUND
                                                      RATIO OF NET
                         NET                           INVESTMENT
                        ASSETS       RATIO OF        INCOME (LOSS)
                        END OF       EXPENSES              TO
       PERIOD           PERIOD      TO AVERAGE          AVERAGE        PORTFOLIO
        ENDED          (000'S)      NET ASSETS         NET ASSETS      TURNOVER
---------------------  --------   ---------------   ----------------   ---------
                                                CLASS A
6/14/00-
  10/31/00(3)........  $30,489     1.55%(4)(5)(6)    (0.28)%(4)(5)(6)      112%
10/31/01.............   27,865     1.55(5)(6)        (0.50)(5)(6)          333
10/31/02.............   16,092     1.55(5)           (1.38)(5)             340
4/30/03(8)...........   14,677     1.55(4)(5)(7)     (1.37)(4)(5)(7)        95
                                                CLASS B
6/14/00-
  10/31/00(3)........  $23,457     2.20%(4)(5)(6)    (1.08)%(4)(5)(6)      112%
10/31/01.............   25,552     2.20(5)(6)        (1.18)(5)(6)          333
10/31/02.............   15,757     2.20(5)           (2.03)(5)             340
4/30/03(8)...........   14,517     2.20(4)(5)(7)     (2.02)(4)(5)(7)        95
                                               CLASS II
6/14/00-
  10/31/00(3)........  $20,386     2.20%(4)(5)(6)    (1.07)%(4)(5)(6)      112%
10/31/01.............   23,581     2.20(5)(6)        (1.17)(5)(6)          333
10/31/02.............   12,448     2.20(5)           (2.03)(5)             340
4/30/03(8)...........    9,823     2.20(4)(5)(7)     (2.02)(4)(5)(7)        95
---------------------

(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Commencement of operations
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                             10/31/00(4)   10/31/01    10/31/02    4/30/03(4)(8)
                                             -----------   ---------   ---------   -------------
      Biotech/Health Fund Class A..........      0.49%        0.19%       0.20%         0.30%
      Biotech/Health Fund Class B..........      0.96         0.21        0.20          0.33
      Biotech/Health Fund Class II.........      1.09         0.20        0.21          0.40

(6) The ratio reflects an expense cap which is net of custody credits of less than 0.01%
(7) The ratio reflects an expense cap which is net of custody credits of 0.02% or waiver/reimbursements, if applicable
(8) Unaudited

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     TAX MANAGED EQUITY FUND
                                                   NET                     DIVIDENDS
                                      NET      GAIN (LOSS)      TOTAL        FROM      DISTRI-                 NET
                       NET ASSET    INVEST-     ON INVEST-       FROM         NET      BUTIONS                ASSET
                        VALUE,       MENT      MENTS (BOTH     INVEST-      INVEST-      FROM      TOTAL      VALUE,
       PERIOD          BEGINNING    INCOME     REALIZED AND      MENT        MENT      CAPITAL    DISTRI-     END OF      TOTAL
        ENDED          OF PERIOD   (LOSS)(1)   UNREALIZED)    OPERATIONS    INCOME      GAINS     BUTIONS     PERIOD    RETURN(2)
---------------------  ---------   ---------   ------------   ----------   ---------   --------   --------   --------   ---------
                                                             CLASS A

3/01/99-
  10/31/99(3)........   $12.50      $   --        $ 1.15        $ 1.15      $   --      $   --     $   --     $13.65       9.20%
10/31/00.............    13.65       (0.02)         0.91          0.89          --          --         --      14.54       6.52
10/31/01.............    14.54          --         (3.50)        (3.50)         --          --         --      11.04     (24.07)
10/31/02.............    11.04        0.01         (2.05)        (2.04)         --          --         --       9.00     (18.48)
4/30/03(7)...........     9.00        0.01          0.29          0.30          --          --         --       9.30       3.33

                                                             CLASS B

3/01/99-
  10/31/99(3)........   $12.50      $(0.06)       $ 1.14        $ 1.08      $   --      $   --     $   --     $13.58       8.64%
10/31/00.............    13.58       (0.11)         0.91          0.80          --          --         --      14.38       5.89
 10/31/01............    14.38       (0.08)        (3.45)        (3.53)         --          --         --      10.85     (24.55)
10/31/02.............    10.85       (0.06)        (2.00)        (2.06)         --          --         --       8.79     (18.99)
4/30/03(7)...........     8.79       (0.01)         0.27          0.26          --          --         --       9.05       2.96

                                                            CLASS II

3/01/99-
  10/31/99(3)........   $12.50      $(0.06)       $ 1.16        $ 1.10      $   --      $   --     $   --     $13.60       8.80%
10/31/00.............    13.60       (0.11)         0.91          0.80          --          --         --      14.40       5.88
10/31/01.............    14.40       (0.08)        (3.46)        (3.54)         --          --         --      10.86     (24.58)
10/31/02.............    10.86       (0.06)        (2.00)        (2.06)         --          --         --       8.80     (18.97)
4/30/03(7)...........     8.80       (0.01)         0.27          0.26          --          --         --       9.06       2.95
---------------------------------------------------------------------------------------------------------------------------------

                                        TAX MANAGED EQUITY FUND
                                                      RATIO OF NET
                         NET                           INVESTMENT
                        ASSETS       RATIO OF        INCOME (LOSS)
                        END OF       EXPENSES              TO
       PERIOD           PERIOD      TO AVERAGE          AVERAGE        PORTFOLIO
        ENDED          (000'S)      NET ASSETS         NET ASSETS      TURNOVER
---------------------  --------   ---------------   ----------------   ---------
                                                CLASS A
3/01/99-
  10/31/99(3)........  $25,067     1.45%(4)(5)(6)    (0.02)%(4)(5)(6)       9%
10/31/00.............   38,802     1.45(5)(6)        (0.14)(5)(6)           7
10/31/01.............   28,739     1.45(5)(6)        (0.03)(5)(6)          19
10/31/02.............   16,587     1.45(5)            0.09(5)              16
4/30/03(7)...........   14,604     1.45(4)(5)         0.33(4)(5)            4
                                                CLASS B
3/01/99-
  10/31/99(3)........  $27,524     2.10%(4)(5)(6)    (0.74)%(4)(5)(6)       9%
10/31/00.............   47,972     2.10(5)(6)        (0.79)(5)(6)           7
 10/31/01............   40,677     2.10(5)(6)        (0.68)(5)(6)          19
10/31/02.............   25,703     2.10(5)           (0.56)(5)             16
4/30/03(7)...........   22,499     2.10(4)(5)        (0.32)(4)(5)           4
                                               CLASS II
3/01/99-
  10/31/99(3)........  $27,884     2.10%(4)(5)(6)    (0.75)%(4)(5)(6)       9%
10/31/00.............   51,348     2.10(5)(6)        (0.79)(5)(6)           7
10/31/01.............   43,610     2.10(5)(6)        (0.68)(5)(6)          19
10/31/02.............   26,430     2.10(5)           (0.56)(5)             16
4/30/03(7)...........   22,306     2.10(4)(5)        (0.32)(4)(5)           4
---------------------

(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Commencement of operations
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                             10/31/99(4)   10/31/00    10/31/01    10/31/02    4/30/03(4)(7)
                                             -----------   ---------   ---------   ---------   -------------
      Tax Managed Equity Fund Class A......      1.07%        0.23%       0.15%       0.21%         0.27%
      Tax Managed Equity Fund Class B......      0.84         0.22        0.15        0.20          0.24
      Tax Managed Equity Fund Class II.....      0.83         0.22        0.14        0.21          0.23

(6) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable
(7) Unaudited

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        STOCK INDEX FUND
                                                                            DIVI-
                                                   NET                      DENDS       DIS-
                                      NET      GAIN (LOSS)      TOTAL        FROM      TRIBU-                 NET
                       NET ASSET    INVEST-     ON INVEST-       FROM        NET       TIONS                 ASSET
                        VALUE,       MENT      MENTS (BOTH     INVEST-     INVEST-      FROM      TOTAL      VALUE,
       PERIOD          BEGINNING    INCOME     REALIZED AND      MENT        MENT     CAPITAL    DISTRI-     END OF      TOTAL
        ENDED          OF PERIOD   (LOSS)(1)   UNREALIZED)    OPERATIONS    INCOME     GAINS     BUTIONS     PERIOD    RETURN(2)
---------------------  ---------   ---------   ------------   ----------   --------   --------   --------   --------   ---------
                                                            CLASS A

11/01/98-10/31/99(3)...  $10.00     $ 0.11        $ 2.32        $ 2.43      $(0.11)    $   --     $(0.11)    $12.32      24.36%
10/31/00.............    12.32        0.14          0.47          0.61       (0.10)     (0.08)     (0.18)     12.75       4.91
10/31/01.............    12.75        0.09         (3.32)        (3.23)      (0.13)        --      (0.13)      9.39     (25.53)
10/31/02.............     9.39        0.07         (1.53)        (1.46)      (0.06)        --      (0.06)      7.87     (15.67)
4/30/03(6)...........     7.87        0.04          0.29          0.33       (0.07)        --      (0.07)      8.13       4.20

                                                            CLASS B
11/01/98-10/31/99(3)...  $10.00     $ 0.02        $ 2.23        $ 2.25      $(0.02)    $   --     $(0.02)    $12.23      22.55%
10/31/00.............    12.23        0.05          0.46          0.51       (0.02)     (0.08)     (0.10)     12.64       4.21
10/31/01.............    12.64        0.02         (3.29)        (3.27)      (0.04)        --      (0.04)      9.33     (25.97)
10/31/02.............     9.33        0.01         (1.53)        (1.52)         --         --         --       7.81     (16.28)
4/30/03(6)...........     7.81        0.02          0.28          0.30       (0.01)        --      (0.01)      8.10       3.89

                                                           CLASS II*
7/17/00-10/31/00(3)...  $13.38      $ 0.01        $(0.83)       $(0.82)     $(0.01)    $   --     $(0.01)    $12.55      (5.21)%
10/31/01.............    12.55        0.02         (3.26)        (3.24)      (0.04)        --      (0.04)      9.27     (25.92)
10/31/02.............     9.27        0.02         (1.51)        (1.49)         --         --         --       7.78     (16.06)
4/30/03(6)...........     7.78        0.02          0.27          0.29       (0.01)        --      (0.01)      8.06       3.78
--------------------------------------------------------------------------------------------------------------------------------

                                       STOCK INDEX FUND

                                               RATIO OF NET
                         NET                    INVESTMENT
                        ASSETS     RATIO OF    INCOME (LOSS)
                        END OF     EXPENSES         TO
       PERIOD           PERIOD    TO AVERAGE      AVERAGE      PORTFOLIO
        ENDED          (000'S)    NET ASSETS    NET ASSETS     TURNOVER
---------------------  --------   ----------   -------------   ---------
                                            CLASS A
11/01/98-10/31/99(3).  $ 5,634     0.82%(5)       1.08%(5)          14%
10/31/00.............    8,543     0.78(5)        1.12(5)            2
10/31/01.............    7,639     0.75(5)        0.85(5)            3
10/31/02.............    7,269     0.75(5)        0.80(5)            2
4/30/03(6)...........    8,866     0.75(4)(5)     1.06(4)(5)         1
                                            CLASS B
11/01/98-10/31/99(3).  $15,040     1.57%(5)       0.37%(5)          14%
10/31/00.............   24,966     1.49(5)        0.42(5)            2
10/31/01.............   21,905     1.38(5)        0.22(5)            3
10/31/02.............   18,852     1.40(5)        0.15(5)            2
4/30/03(6)...........   19,685     1.40(4)(5)     0.41(4)(5)         1
                                           CLASS II*
7/17/00-10/31/00(3)..  $   500     1.35%(4)(5)    0.30%(4)(5)        2%
10/31/01.............    1,385     1.39(5)        0.15(5)            3
10/31/02.............    2,882     1.40(5)        0.18(5)            2
4/30/03(6)...........    2,514     1.40(4)(5)     0.43(4)(5)         1
---------------------

(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Commencement of operations
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                             10/31/99    10/31/00    10/31/01    10/31/02    4/30/03(4)(6)
                                             ---------   ---------   ---------   ---------   -------------
      Stock Index Fund Class A.............     0.71%       0.34%       1.10%       0.67%         0.66%
      Stock Index Fund Class B.............     0.41        0.34        1.11        0.65          0.63
      Stock Index Fund Class II*...........       --        0.40(4)     1.10        1.07          0.82

(6) Unaudited

* In conjunction with the reorganization, Class C was redesignated as Class II. See Note 2 for further discussion.

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   SCIENCE & TECHNOLOGY FUND
                                                                            DIVI-
                                                   NET                      DENDS       DIS-
                                      NET      GAIN (LOSS)      TOTAL        FROM      TRIBU-                 NET
                       NET ASSET    INVEST-     ON INVEST-       FROM        NET       TIONS                 ASSET
                        VALUE,       MENT      MENTS (BOTH     INVEST-     INVEST-      FROM      TOTAL      VALUE,
       PERIOD          BEGINNING    INCOME     REALIZED AND      MENT        MENT     CAPITAL    DISTRI-     END OF      TOTAL
        ENDED          OF PERIOD   (LOSS)(1)   UNREALIZED)    OPERATIONS    INCOME     GAINS     BUTIONS     PERIOD    RETURN(2)
---------------------  ---------   ---------   ------------   ----------   --------   --------   --------   --------   ---------
                                                            CLASS A

3/1/00-10/31/00(3)...   $10.00      $(0.04)       $(1.88)       $(1.92)     $   --     $   --     $   --     $ 8.08     (19.20)%
10/31/01.............     8.08       (0.04)        (4.86)        (4.90)         --         --         --       3.18     (60.64)
10/31/02.............     3.18       (0.03)        (0.97)        (1.00)         --         --         --       2.18     (31.45)
4/30/03(7)...........     2.18       (0.01)         0.25          0.24          --         --         --       2.42      11.01

                                                            CLASS B
3/1/00-10/31/00(3)...   $10.00      $(0.07)       $(1.90)       $(1.97)     $   --     $   --     $   --     $ 8.03     (19.70)%
10/31/01.............     8.03       (0.07)        (4.82)        (4.89)         --         --         --       3.14     (60.90)
10/31/02.............     3.14       (0.05)        (0.95)        (1.00)         --         --         --       2.14     (31.85)
4/30/03(7)...........     2.14       (0.02)         0.25          0.23          --         --         --       2.37      10.75

                                                           CLASS II*
7/12/00-10/31/00(3)...  $ 8.48      $(0.03)       $(0.63)       $(0.66)     $   --     $   --     $   --     $ 7.82      (7.78)%
10/31/01.............     7.82       (0.07)        (4.69)        (4.76)         --         --         --       3.06     (60.87)
10/31/02.............     3.06       (0.05)        (0.93)        (0.98)         --         --         --       2.08     (32.03)
4/30/03(7)...........     2.08       (0.02)         0.25          0.23          --         --         --       2.31      11.06

                                                            CLASS I
3/1/00-10/31/00(3)...   $10.00      $(0.03)       $(1.89)       $(1.92)     $   --     $   --     $   --     $ 8.08     (19.20)%
10/31/01.............     8.08       (0.04)        (4.85)        (4.89)         --         --         --       3.19     (60.52)
10/31/02.............     3.19       (0.03)        (0.97)        (1.00)         --         --         --       2.19     (31.35)
4/30/03(7)...........     2.19       (0.01)         0.26          0.25          --         --         --       2.44      11.42
--------------------------------------------------------------------------------------------------------------------------------

                                   SCIENCE & TECHNOLOGY FUND

                                                RATIO OF NET
                         NET                     INVESTMENT
                        ASSETS     RATIO OF     INCOME (LOSS)
                        END OF     EXPENSES          TO
       PERIOD           PERIOD    TO AVERAGE       AVERAGE      PORTFOLIO
        ENDED          (000'S)    NET ASSETS     NET ASSETS     TURNOVER
---------------------  --------   -----------   -------------   ---------
                                            CLASS A
3/1/00-10/31/00(3)...  $ 4,623    1.24%(4)(5)   (0.64)%(4)(5)      120%
10/31/01.............    2,673    1.34(5)       (0.89)(5)          129
10/31/02.............    2,068    1.50(5)(6)    (1.19)(5)(6)        82
4/30/03(7)...........    2,378    1.50(4)(5)    (1.12)(4)(5)        23
                                            CLASS B
3/1/00-10/31/00(3)...  $15,840    1.91%(4)(5)   (1.37)%(4)(5)      120%
10/31/01.............    9,408    1.99(5)       (1.55)(5)          129
10/31/02.............    6,440    2.15(5)(6)    (1.84)(5)(6)        82
4/30/03(7)...........    7,218    2.15(4)(5)    (1.77)(4)(5)        23
                                           CLASS II*
7/12/00-10/31/00(3)..  $ 1,065    1.71%(4)(5)   (1.11)%(4)(5)      120%
10/31/01.............      940    2.01(5)       (1.57)(5)          129
10/31/02.............      574    2.15(5)(6)    (1.84)(5)(6)        82
4/30/03(7)...........      640    2.15(4)(5)    (1.78)(4)(5)        23
                                            CLASS I
3/1/00-10/31/00(3)...  $   539    1.20%(4)(5)   (0.48)%(4)(5)      120%
10/31/01.............      821    1.28(5)       (0.85)(5)          129
10/31/02.............      146    1.40(5)(6)    (1.08)(5)(6)        82
4/30/03(7)...........      163    1.40(4)(5)    (1.02)(4)(5)        23
---------------------

(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements and expense reductions.
(3) Commencement of operations
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                             10/31/00(4)   10/31/01    10/31/02    4/30/03(4)(7)
                                             -----------   ---------   ---------   -------------
      Science & Technology Fund Class A....      0.68%        2.10%       1.38%         1.86%
      Science & Technology Fund Class B....      0.68         2.11        1.21          1.74
      Science & Technology Fund                  0.66         2.10        1.81          2.83
        Class II*..........................
      Science & Technology Fund Class I....      0.68         2.10        4.66          5.14

(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.01% for Class A, B, II and 0.02% for Class I.

(7) Unaudited

* In conjunction with the reorganization, Class C was redesignated as Class II. See Note 2 for further discussion.

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AGGRESSIVE GROWTH LIFESTAGE FUND
                                                                            DIVI-
                                                   NET                      DENDS       DIS-
                                      NET      GAIN (LOSS)      TOTAL        FROM      TRIBU-                 NET
                       NET ASSET    INVEST-     ON INVEST-       FROM        NET       TIONS                 ASSET
                        VALUE,       MENT      MENTS (BOTH     INVEST-     INVEST-      FROM      TOTAL      VALUE,
       PERIOD          BEGINNING    INCOME     REALIZED AND      MENT        MENT     CAPITAL    DISTRI-     END OF      TOTAL
        ENDED          OF PERIOD   (LOSS)(1)   UNREALIZED)    OPERATIONS    INCOME     GAINS     BUTIONS     PERIOD    RETURN(2)
---------------------  ---------   ---------   ------------   ----------   --------   --------   --------   --------   ---------
                                                            CLASS A

11/1/98-10/31/99(3)...  $10.00       $0.07        $ 1.91        $ 1.98      $(0.06)    $   --     $(0.06)    $11.92      19.65%
10/31/00.............    11.92        1.39          0.53          1.92       (0.98)     (0.15)     (1.13)     12.71      16.27
10/31/01.............    12.71        0.51         (3.28)        (2.77)      (0.50)     (1.62)     (2.12)      7.82     (24.89)
10/31/02.............     7.82        0.10         (1.39)        (1.29)      (0.07)        --      (0.07)      6.46     (16.68)
4/30/03(7)...........     6.46       (0.01)         0.23          0.22       (0.09)        --      (0.09)      6.59       3.39

                                                            CLASS B
11/1/98-10/31/99(3)...  $10.00       $0.06        $ 1.89        $ 1.95      $(0.05)    $   --     $(0.05)    $11.90      19.52%
10/31/00.............    11.90        1.46          0.48          1.94       (0.96)     (0.15)     (1.11)     12.73      16.30
10/31/01.............    12.73        0.44         (3.28)        (2.84)      (0.46)     (1.62)     (2.08)      7.81     (25.39)
10/31/02.............     7.81        0.05         (1.40)        (1.35)      (0.01)        --      (0.01)      6.45     (17.31)
4/30/03(7)...........     6.45       (0.03)         0.23          0.20       (0.04)        --      (0.04)      6.61       3.10

                                                           CLASS II*
8/10/00-10/31/00(3)...  $13.03       $0.86        $(1.09)       $(0.23)     $   --     $   --     $   --     $12.80      (1.77)%
10/31/01.............    12.80        0.44         (3.29)        (2.85)      (0.46)     (1.62)     (2.08)      7.87     (25.33)
10/31/02.............     7.87        0.04         (1.39)        (1.35)      (0.01)        --      (0.01)      6.51     (17.18)
4/30/03(7)...........     6.51       (0.03)         0.23          0.20       (0.04)        --      (0.04)      6.67       3.07

                                                            CLASS I
11/1/98-10/31/99(3)...  $10.00       $0.07(3)     $ 1.90        $ 1.97      $(0.06)    $   --     $(0.06)    $11.91      19.71%
10/31/00.............    11.91        1.59          0.34          1.93       (0.96)     (0.15)     (1.11)     12.73      16.22
10/31/01.............    12.73        0.46         (3.23)        (2.77)      (0.50)     (1.62)     (2.12)      7.84     (24.81)
10/31/02.............     7.84        0.10         (1.38)        (1.28)      (0.08)        --      (0.08)      6.48     (16.52)
4/30/03(7)...........     6.48          --          0.21          0.21       (0.09)        --      (0.09)      6.60       3.34
--------------------------------------------------------------------------------------------------------------------------------

                         AGGRESSIVE GROWTH LIFESTAGE FUND

                                               RATIO OF NET
                         NET       RATIO OF     INVESTMENT
                        ASSETS     EXPENSES    INCOME (LOSS)
                        END OF    TO AVERAGE        TO
       PERIOD           PERIOD       NET          AVERAGE      PORTFOLIO
        ENDED          (000'S)    ASSETS(5)    NET ASSETS(5)   TURNOVER
---------------------  --------   ----------   -------------   ---------
                                            CLASS A
11/1/98-10/31/99(3)..  $ 1,929     0.10%          0.63%             9%
10/31/00.............    4,064     0.12          10.81             53
10/31/01.............    3,417     0.20           5.62             86
10/31/02.............    2,872     0.20           1.33            158
4/30/03(7)...........    3,049     0.45(4)(6)    (0.19)(4)(6)      18
                                            CLASS B
11/1/98-10/31/99(3)..  $ 4,915     0.10%          0.66%             9%
10/31/00.............   13,450     0.24          11.51             53
10/31/01.............   12,695     0.85           4.82             86
10/31/02.............    9,992     0.85           0.70            158
4/30/03(7)...........   10,187     1.10(4)(6)    (0.84)(4)(6)      18
                                           CLASS II*
8/10/00-10/31/00(3)..  $   184     0.73%(4)      39.30%(4)         53%
10/31/01.............      235     0.85           4.82             86
10/31/02.............      286     0.85           0.56            158
4/30/03(7)...........      365     1.10(4)(6)    (0.84)(4)(6)      18
                                            CLASS I
11/1/98-10/31/99(3)..  $ 1,547     0.10%          0.62%             9%
10/31/00.............    5,004     0.15          12.62             53
10/31/01.............    5,518     0.10           5.12             86
10/31/02.............    5,910     0.10           1.36            158
4/30/03(7)...........    6,748     0.35(4)(6)    (0.09)(4)(6)      18
---------------------

(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Commencement of operations
(4) Annualized
(5) Amounts do not include the expenses of the underlying funds
(6) Net of the following expense reimbursements (based on average net assets):

                                             4/30/03(4)(7)
                                             -------------
      Aggressive Growth LifeStage Fund            0.56%
        Class A............................
      Aggressive Growth LifeStage Fund            0.40
        Class B............................
      Aggressive Growth LifeStage Fund            1.87
        Class II...........................
      Aggressive Growth LifeStage Fund            0.36
        Class I............................

(7) Unaudited
* In conjunction with the reorganization, Class C was redesignated as Class II. See Note 2 for further discussion.

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 MODERATE GROWTH LIFESTAGE FUND
                                                                            DIVI-
                                                   NET                      DENDS       DIS-
                                      NET      GAIN (LOSS)      TOTAL        FROM      TRIBU-                 NET
                       NET ASSET    INVEST-     ON INVEST-       FROM        NET       TIONS                 ASSET
                        VALUE,       MENT      MENTS (BOTH     INVEST-     INVEST-      FROM      TOTAL      VALUE,
       PERIOD          BEGINNING    INCOME     REALIZED AND      MENT        MENT     CAPITAL    DISTRI-     END OF      TOTAL
        ENDED          OF PERIOD   (LOSS)(1)   UNREALIZED)    OPERATIONS    INCOME     GAINS     BUTIONS     PERIOD    RETURN(2)
---------------------  ---------   ---------   ------------   ----------   --------   --------   --------   --------   ---------
                                                            CLASS A

11/1/98-10/31/99(3)...  $10.00      $ 0.14        $ 1.39        $ 1.53      $(0.13)    $   --     $(0.13)    $11.40      15.20%
10/31/00.............    11.40        0.99          0.50          1.49       (0.73)     (0.09)     (0.82)     12.07      13.27
10/31/01.............    12.07        0.55         (2.21)        (1.66)      (0.38)     (1.15)     (1.53)      8.88     (15.06)
10/31/02.............     8.88        0.18         (1.30)        (1.12)      (0.11)        --      (0.11)      7.65     (12.77)
4/30/03(7)...........     7.65        0.02          0.25          0.27       (0.12)        --      (0.12)      7.80       3.60

                                                            CLASS B
11/1/98-10/31/99(3)...  $10.00      $ 0.12        $ 1.41        $ 1.53      $(0.11)    $   --     $(0.11)    $11.42      15.26%
10/31/00.............    11.42        1.02          0.47          1.49       (0.74)     (0.09)     (0.83)     12.08      13.22
10/31/01.............    12.08        0.47         (2.19)        (1.72)      (0.34)     (1.15)     (1.49)      8.87     (15.56)
10/31/02.............     8.87        0.12         (1.30)        (1.18)      (0.05)        --      (0.05)      7.64     (13.38)
4/30/03(7)...........     7.64          --          0.25          0.25       (0.07)        --      (0.07)      7.82       3.27

                                                           CLASS II*
7/12/00-10/31/00(3)...  $12.77      $ 0.73        $(1.03)       $(0.30)     $(0.36)    $   --     $(0.36)    $12.11      (2.30)%
10/31/01.............    12.11        0.28         (2.02)        (1.74)      (0.34)     (1.15)     (1.49)      8.88     (15.69)
10/31/02.............     8.88        0.10         (1.28)        (1.18)      (0.05)        --      (0.05)      7.65     (13.37)
4/30/03(7)...........     7.65          --          0.25          0.25       (0.07)        --      (0.07)      7.83       3.26

                                                            CLASS I
11/1/98-10/31/99(3)...  $10.00      $ 0.15        $ 1.38        $ 1.53      $(0.14)    $   --     $(0.14)    $11.39      15.35%
10/31/00.............    11.39        1.16          0.32          1.48       (0.72)     (0.09)     (0.81)     12.06      13.10
10/31/01.............    12.06        0.47         (2.12)        (1.65)      (0.38)     (1.15)     (1.53)      8.88     (14.97)
10/31/02.............     8.88        0.17         (1.27)        (1.10)      (0.13)        --      (0.13)      7.65     (12.66)
4/30/03(7)...........     7.65        0.02          0.25          0.27       (0.13)        --      (0.13)      7.79       3.58
--------------------------------------------------------------------------------------------------------------------------------

                                  MODERATE GROWTH LIFESTAGE FUND

                                                  RATIO OF NET
                         NET                       INVESTMENT
                        ASSETS      RATIO OF         INCOME
                        END OF      EXPENSES           TO
       PERIOD           PERIOD     TO AVERAGE        AVERAGE      PORTFOLIO
        ENDED          (000'S)    NET ASSETS(5)   NET ASSETS(5)   TURNOVER
---------------------  --------   -------------   -------------   ---------
                                             CLASS A
11/1/98-10/31/99(3)..  $ 1,918       0.10%           1.33%            11%
10/31/00.............    3,396       0.12            8.27             47
10/31/01.............    3,876       0.20            5.68             79
10/31/02.............    3,697       0.20            2.10            156
4/30/03(7)...........    4,363       0.45(4)(6)      0.55(4)(6)       23
                                             CLASS B
11/1/98-10/31/99(3)..  $ 5,553       0.10%           1.40%            11%
10/31/00.............   11,843       0.23            8.53             47
10/31/01.............   13,412       0.85            4.83             79
10/31/02.............   12,036       0.85            1.44            156
4/30/03(7)...........   12,221       1.10(4)(6)     (0.10)(4)(6)      23
                                            CLASS II*
7/12/00-10/31/00(3)..  $   183       0.80%(4)       19.82%(4)         47%
10/31/01.............      738       0.85            2.96             79
10/31/02.............      970       0.85            1.22            156
4/30/03(7)...........    1,270       1.10(4)(6)     (0.10)(4)(6)      23
                                             CLASS I
11/1/98-10/31/99(3)..  $ 1,537       0.10%           1.42%            11%
10/31/00.............    5,439       0.15            9.91             47
10/31/01.............    8,707       0.10            4.90             79
10/31/02.............   10,932       0.10            2.07            156
4/30/03(7)...........   13,062       0.35(4)(6)      0.65(4)(6)       23
---------------------

(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Commencement of operations
(4) Annualized
(5) Amounts do not include the expenses of the underlying funds
(6) Net of the following expense reimbursements (based on average net assets):

                                             4/30/03(4)(7)
                                             -------------
      Moderate Growth LifeStage Fund             0.22%
        Class A............................
      Moderate Growth LifeStage Fund             0.18
        Class B............................
      Moderate Growth LifeStage Fund             0.48
        Class II...........................
      Moderate Growth LifeStage Fund             0.09
        Class I............................

(7) Unaudited
* In conjunction with the reorganization, Class C was redesignated as Class II. See Note 2 for further discussion.

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               CONSERVATIVE GROWTH LIFESTAGE FUND
                                                                            DIVI-
                                                   NET                      DENDS       DIS-
                                      NET      GAIN (LOSS)      TOTAL        FROM      TRIBU-                 NET
                       NET ASSET    INVEST-     ON INVEST-       FROM        NET       TIONS                 ASSET
                        VALUE,       MENT      MENTS (BOTH     INVEST-     INVEST-      FROM      TOTAL      VALUE,
       PERIOD          BEGINNING    INCOME     REALIZED AND      MENT        MENT     CAPITAL    DISTRI-     END OF      TOTAL
        ENDED          OF PERIOD   (LOSS)(1)   UNREALIZED)    OPERATIONS    INCOME     GAINS     BUTIONS     PERIOD    RETURN(2)
---------------------  ---------   ---------   ------------   ----------   --------   --------   --------   --------   ---------
                                                            CLASS A

11/1/98-10/31/99(3)...  $10.00       $0.21        $ 1.02        $ 1.23      $(0.20)    $   --     $(0.20)    $11.03      12.30%
10/31/00.............    11.03        0.87          0.39          1.26       (0.60)     (0.10)     (0.70)     11.59      11.61
10/31/01.............    11.59        0.55         (1.40)        (0.85)      (0.37)     (0.99)     (1.36)      9.38      (7.91)
10/31/02.............     9.38        0.25         (1.00)        (0.75)      (0.20)        --      (0.20)      8.43      (8.18)
4/30/03(7)...........     8.43        0.06          0.25          0.31       (0.20)        --      (0.20)      8.54       3.81

                                                            CLASS B
11/1/98-10/31/99(3)...  $10.00       $0.18        $ 1.05        $ 1.23      $(0.17)    $   --     $(0.17)    $11.06      12.21%
10/31/00.............    11.06        0.81          0.45          1.26       (0.59)     (0.10)     (0.69)     11.63      11.66
10/31/01.............    11.63        0.50         (1.43)        (0.93)      (0.33)     (0.99)     (1.32)      9.38      (8.60)
10/31/02.............     9.38        0.20         (1.01)        (0.81)      (0.13)        --      (0.13)      8.44      (8.80)
4/30/03(7)...........     8.44        0.03          0.26          0.29       (0.15)        --      (0.15)      8.58       3.45

                                                           CLASS II*
7/20/00-10/31/00(3)...  $11.95       $0.74        $(0.73)       $ 0.01      $(0.27)    $   --     $(0.27)    $11.69       0.06%
10/31/01.............    11.69        0.34         (1.31)        (0.97)      (0.33)     (0.99)     (1.32)      9.40      (8.93)
10/31/02.............     9.40        0.16         (0.97)        (0.81)      (0.13)        --      (0.13)      8.46      (8.78)
4/30/03(7)...........     8.46        0.03          0.27          0.30       (0.15)        --      (0.15)      8.61       3.56

                                                            CLASS I
11/1/98-10/31/99(3)...  $10.00       $0.21        $ 1.02        $ 1.23      $(0.20)    $   --     $(0.20)    $11.03      12.24%
10/31/00.............    11.03        0.91          0.33          1.24       (0.58)     (0.10)     (0.68)     11.59      11.54
10/31/01.............    11.59        0.54         (1.38)        (0.84)      (0.37)     (0.99)     (1.36)      9.39      (7.80)
10/31/02.............     9.39        0.26         (0.99)        (0.73)      (0.22)        --      (0.22)      8.44      (8.05)
4/30/03(7)...........     8.44        0.06          0.26          0.32       (0.21)        --      (0.21)      8.55       3.91
--------------------------------------------------------------------------------------------------------------------------------

                                CONSERVATIVE GROWTH LIFESTAGE FUND

                                                  RATIO OF NET
                         NET                       INVESTMENT
                        ASSETS      RATIO OF      INCOME (LOSS)
                        END OF      EXPENSES           TO
       PERIOD           PERIOD     TO AVERAGE        AVERAGE      PORTFOLIO
        ENDED          (000'S)    NET ASSETS(5)   NET ASSETS(5)   TURNOVER
---------------------  --------   -------------   -------------   ---------
                                             CLASS A
11/1/98-10/31/99(3)..  $ 1,790       0.10%           2.01%             10%
10/31/00.............    3,420       0.12            7.62              45
10/31/01.............    3,459       0.20            5.63              85
10/31/02.............    3,699       0.20            2.79             199
4/30/03(7)...........    4,362       0.45(4)(6)      1.35(4)(6)        29
                                             CLASS B
11/1/98-10/31/99(3)..  $ 5,880       0.10%           2.11%             10%
10/31/00.............   10,354       0.23            7.15              45
10/31/01.............    9,908       0.85            5.08              85
10/31/02.............    7,417       0.85            2.19             199
4/30/03(7)...........    6,685       1.10(4)(6)      0.71(4)(6)        29
                                            CLASS II*
7/20/00-10/31/00(3)..  $   150       0.86%(4)       22.43%(4)          45%
10/31/01.............      642       0.85            3.43              85
10/31/02.............    1,223       0.85            1.88             199
4/30/03(7)...........    1,571       1.10(4)(6)      0.69(4)(6)        29
                                             CLASS I
11/1/98-10/31/99(3)..  $ 1,508       0.10%           2.01%             10%
10/31/00.............    4,484       0.15            8.15              45
10/31/01.............    5,409       0.10            5.46              85
10/31/02.............    5,941       0.10            2.87             199
4/30/03(7)...........    6,492       0.35(4)(6)      1.45(4)(6)        29
---------------------

(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Commencement of operations
(4) Annualized
(5) Amounts do not include the expenses of the underlying funds
(6) Net of the following expense reimbursements (based on average net assets):

                                             4/30/03(4)(7)
                                             -------------
      Conservative Growth LifeStage Fund          0.30%
        Class A............................
      Conservative Growth LifeStage Fund          0.28
        Class B............................
      Conservative Growth LifeStage Fund          0.51
        Class II...........................
      Conservative Growth LifeStage Fund          0.22
        Class I............................

(7) Unaudited
* In conjunction with the reorganization, Class C was redesignated as Class II. See Note 2 for further discussion.

See Notes to Financial Statements

SUNAMERICA BIOTECH/HEALTH FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED)


                                                            VALUE
       SECURITY DESCRIPTION               SHARES          (NOTE 3)

COMMON STOCK -- 90.2%
BIOMEDICAL -- 9.0%
  Amgen, Inc.+.....................          20,000    $     1,226,200
  Genentech, Inc.+.................          30,000          1,139,700
  IDEC Pharmaceuticals Corp.(1)+...          35,000          1,146,250
                                                       ---------------
                                                             3,512,150
                                                       ---------------
BIOTECHNOLOGY -- 16.2%
  Biomarin Pharmaceutical, Inc.+...         200,000          2,196,000
  Genta, Inc.+.....................         200,000          1,496,000
  Medicines Co.+...................          50,000          1,027,500
  Neurocrine Biosciences, Inc.+....          35,000          1,583,750
                                                       ---------------
                                                             6,303,250
                                                       ---------------
DISTRIBUTION -- 1.5%
  Caremark Rx, Inc.+...............          30,000            597,300
                                                       ---------------
GENOMICS -- 2.2%
  Introgen Therapeutics, Inc.+.....          75,000            183,750
  Invitrogen Corp.+................          20,000            654,000
                                                       ---------------
                                                               837,750
                                                       ---------------
HEALTH MAINTENANCE ORGANIZATIONS -- 6.9%
  Anthem, Inc.+....................          30,000          2,059,200
  Centene Corp.+...................          20,000            640,700
                                                       ---------------
                                                             2,699,900
                                                       ---------------
HEALTH SERVICES -- 3.0%
  Odyssey Healthcare, Inc.+........          37,500            969,000
  United Surgical Partners
    International, Inc.+...........          10,000            185,300
                                                       ---------------
                                                             1,154,300
                                                       ---------------
MEDICAL DEVICES -- 9.7%
  Integra LifeSciences
    Holdings+(1)...................         135,000          3,603,150
  Quinton Cardiology Systems,
    Inc.+..........................          32,700            193,584
                                                       ---------------
                                                             3,796,734
                                                       ---------------
MEDICAL DRUGS -- 14.1%
  Allergan, Inc....................          20,000          1,405,000
  Celgene Corp.+...................          50,000          1,330,500
  OSI Pharmaceuticals, Inc.+.......         100,000          2,100,000
  Telik, Inc.+.....................          50,000            657,500
                                                       ---------------
                                                             5,493,000
                                                       ---------------
MEDICAL SUPPLIES -- 2.4%
  Charles River Laboratories
    International, Inc.+...........          35,000            950,250
                                                       ---------------

                                          SHARES/
                                         PRINCIPAL
                                           AMOUNT             VALUE
       SECURITY DESCRIPTION            (IN THOUSANDS)       (NOTE 3)

PHARMACEUTICALS -- 14.7%
  Biovail Corp+....................           10,000     $       361,500
  Ilex Oncology, Inc.+.............           32,500             435,175
  Kos Pharmaceuticals, Inc.+.......           50,000           1,020,000
  MGI Pharma, Inc.+................           80,000           1,155,200
  Millennium Pharmaceuticals,
    Inc.+..........................          100,000           1,100,000
  Pharmaceutical Resources, Inc.+..           20,000             879,000
  Tanox, Inc.+.....................           50,000             790,000
                                                         ---------------
                                                               5,740,875
                                                         ---------------
THERAPEUTICS -- 10.5%
  Cell Therapeutics, Inc.+.........          100,000             900,000
  CV Therapeutics, Inc.+...........           90,000           1,798,200
  Forest Laboratories, Inc.+(1)....           18,000             930,960
  Gilead Sciences, Inc.+...........           10,000             461,400
                                                         ---------------
                                                               4,090,560
                                                         ---------------
TOTAL INVESTMENT SECURITIES
  (cost $35,172,992)...............                           35,176,069
                                                         ---------------
REPURCHASE AGREEMENT -- 14.2%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement
    Account (Note 3)
    (cost $5,558,000)..............     $      5,558           5,558,000
                                                         ---------------
TOTAL INVESTMENTS
    (cost $40,730,992*)............                           40,734,069
                                                         ---------------
COMMON STOCK-SHORT POSITIONS -- (5.5%)
DISTRIBUTION -- (2.8%)
  Cardinal Health, Inc.............          (20,000)         (1,105,600)
                                                         ---------------
HEALTH SERVICES -- (1.3%)
  Vistacare, Inc.+.................          (25,000)           (506,250)
                                                         ---------------
PHARMACEUTICALS -- (1.4%)
  Pharmaceutical Product
    Development, Inc.+.............          (20,000)           (523,400)
                                                         ---------------
TOTAL COMMON STOCK-SHORT POSITIONS -- (5.5%)
  (proceeds $2,081,847)............                           (2,135,250)
                                                         ---------------
Other assets less liabilities......              1.1             418,391
                                                         ---------------
NET ASSETS --......................            100.0%    $    39,017,210
                                                         ===============

------------

*                       See Note 7
+                       Non-income producing securities
(1)                     The security or a portion thereof represents
                        collateral for securities sold short.

See Notes to Financial Statements

SUNAMERICA TAX MANAGED EQUITY FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED)


                                                            VALUE
       SECURITY DESCRIPTION               SHARES          (NOTE 3)

COMMON STOCK -- 98.8%
AEROSPACE & MILITARY TECHNOLOGY -- 0.6%
  United Technologies Corp.........           6,000    $       370,860
                                                       ---------------
APPAREL & TEXTILES -- 0.7%
  Jones Apparel Group, Inc.+.......          15,000            427,800
                                                       ---------------
BANKS -- 5.2%
  Bank One Corp....................          25,500            919,275
  Mellon Financial Corp............          12,000            317,400
  U.S. Bancorp.....................          59,831          1,325,257
  Wachovia Corp....................          13,400            512,014
                                                       ---------------
                                                             3,073,946
                                                       ---------------
BROADCASTING & MEDIA -- 3.7%
  News Corp., Ltd. ADR.............          14,600            412,888
  Tribune Co.......................          19,000            930,620
  Viacom, Inc., Class B+...........          19,000            824,790
                                                       ---------------
                                                             2,168,298
                                                       ---------------
BUSINESS SERVICES -- 0.7%
  Accenture, Ltd., Class A+........          26,000            416,520
                                                       ---------------
CHEMICALS -- 0.8%
  Air Products and Chemicals,
    Inc............................          10,500            452,235
                                                       ---------------
COMPUTER SOFTWARE -- 4.9%
  First Data Corp..................           5,000            196,150
  Microsoft Corp...................          93,200          2,383,124
  Oracle Corp.+....................          30,000            356,400
                                                       ---------------
                                                             2,935,674
                                                       ---------------
COMPUTERS & BUSINESS EQUIPMENT -- 5.7%
  Dell Computer Corp.+.............          19,000            549,290
  Hewlett-Packard Co...............          10,000            163,000
  Intel Corp.......................          54,700          1,006,480
  International Business
    Machines Corp..................          19,800          1,681,020
                                                       ---------------
                                                             3,399,790
                                                       ---------------
CONGLOMERATE -- 5.0%
  General Electric Co..............          77,800          2,291,210
  Tyco International, Ltd..........          43,500            678,600
                                                       ---------------
                                                             2,969,810
                                                       ---------------

                                                            VALUE
       SECURITY DESCRIPTION               SHARES          (NOTE 3)

ELECTRONICS -- 2.9%
  Altera Corp.+....................          18,000    $       284,580
  Applied Materials, Inc.+.........          14,000            204,400
  Johnson Controls, Inc............          12,300          1,011,552
  Linear Technology Corp...........           7,000            241,290
                                                       ---------------
                                                             1,741,822
                                                       ---------------
ENERGY SERVICES -- 1.2%
  Baker Hughes, Inc................          25,000            700,000
                                                       ---------------
ENERGY SOURCES -- 6.5%
  ChevronTexaco Corp...............          21,000          1,319,010
  Exxon Mobil Corp.................          71,620          2,521,024
                                                       ---------------
                                                             3,840,034
                                                       ---------------
FINANCIAL SERVICES -- 10.0%
  Capital One Financial Corp.......          10,000            418,700
  Charles Schwab & Co., Inc........          17,000            146,710
  CIT Group, Inc.+.................           8,000            162,960
  Citigroup, Inc...................          57,333          2,250,320
  Fannie Mae.......................          19,000          1,375,410
  Goldman Sachs Group, Inc.........          13,002            986,852
  Washington Mutual, Inc...........          15,350            606,325
                                                       ---------------
                                                             5,947,277
                                                       ---------------
FOOD, BEVERAGE & TOBACCO -- 3.9%
  Altria Group, Inc................          18,800            578,288
  Coca-Cola Co.....................          31,400          1,268,560
  PepsiCo, Inc.....................          10,300            445,784
                                                       ---------------
                                                             2,292,632
                                                       ---------------
FOREST PRODUCTS -- 1.3%
  Temple-Inland, Inc...............          17,400            788,220
                                                       ---------------
HOUSEHOLD PRODUCTS -- 4.6%
  Colgate-Palmolive Co.............           5,000            285,850
  Gillette Co......................          30,200            919,590
  Procter & Gamble Co..............          17,300          1,554,405
                                                       ---------------
                                                             2,759,845
                                                       ---------------

SUNAMERICA TAX MANAGED EQUITY FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)



                                                            VALUE
       SECURITY DESCRIPTION               SHARES          (NOTE 3)
COMMON STOCK -- (CONTINUED)
INSURANCE -- 5.3%
  Allstate Corp....................          25,000    $       944,750
  Ambac Financial Group, Inc.......          21,400          1,248,690
  American International Group,
    Inc.#..........................          11,580            671,061
  Travelers Property Casualty
    Corp., Class A+................          17,211            279,335
                                                       ---------------
                                                             3,143,836
                                                       ---------------
MACHINERY -- 2.5%
  Danaher Corp.....................          11,000            758,780
  Deere & Co.......................          16,400            722,092
                                                       ---------------
                                                             1,480,872
                                                       ---------------
MEDICAL PRODUCTS -- 4.0%
  Becton, Dickinson and Co.........          14,000            495,600
  Guidant Corp.+...................          15,000            584,850
  Johnson & Johnson................          23,444          1,321,304
                                                       ---------------
                                                             2,401,754
                                                       ---------------
METALS & MINING -- 1.0%
  Alcoa, Inc.......................          24,928            571,599
                                                       ---------------
PHARMACEUTICALS -- 9.8%
  Amgen, Inc.+.....................          13,000            797,030
  Bristol-Myers Squibb Co..........          19,100            487,814
  Eli Lilly and Co.................          19,400          1,238,108
  Pfizer, Inc......................          67,805          2,085,004
  Schering-Plough Corp.............          18,700            338,470
  Wyeth............................          20,000            870,600
                                                       ---------------
                                                             5,817,026
                                                       ---------------
RETAIL STORES -- 7.3%
  Home Depot, Inc..................          28,550            803,111
  Target Corp......................          25,700            859,408
  TJX Cos, Inc.....................          40,500            779,625
  Wal-Mart Stores, Inc.............          33,800          1,903,616
                                                       ---------------
                                                             4,345,760
                                                       ---------------

                                          SHARES/
                                         PRINCIPAL
                                           AMOUNT             VALUE
       SECURITY DESCRIPTION            (IN THOUSANDS)       (NOTE 3)

TELECOMMUNICATIONS -- 7.1%
  Cisco Systems, Inc.+.............           70,400     $     1,058,816
  Comcast Corp., Class A+..........           31,700             952,902
  QUALCOMM, Inc....................            8,000             255,120
  SBC Communications, Inc..........           30,900             721,824
  Verizon Communications, Inc......           33,230           1,242,137
                                                         ---------------
                                                               4,230,799
                                                         ---------------
TRANSPORTATION -- 1.7%
  Union Pacific Corp...............           16,500             982,080
                                                         ---------------
UTILITIES -- 2.4%
  DTE Energy Co....................           18,000             725,760
  Pinnacle West Capital Corp.......           21,000             697,620
                                                         ---------------
                                                               1,423,380
                                                         ---------------
TOTAL INVESTMENT SECURITIES
  (cost $71,913,168)...............                           58,681,869
                                                         ---------------
SHORT-TERM INVESTMENTS -- 1.4%
  Time Deposit with State Street
    Bank & Trust Co. 0.10% due
    5/01/03 (cost $875,000)........     $        875             875,000
                                                         ---------------
TOTAL INVESTMENTS --
  (cost $72,788,168*)..............            100.2%         59,556,869
Liabilities in excess of other
  assets...........................             (0.2)           (147,055)
                                        ------------     ---------------
NET ASSETS --......................            100.0%    $    59,409,814
                                        ============     ===============

------------

*                       See Note 7
+                       Non-income producing securities
#                       Security represents an investment in an affiliated
                        company. See Note 6
ADR                     American Depository Receipt

See Notes to Financial Statements

SUNAMERICA STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED)


                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)

COMMON STOCK -- 95.0%
AEROSPACE & MILITARY TECHNOLOGY -- 1.6%
  Boeing Co.............................           2,930  $      79,930
  General Dynamics Corp.................             700         43,449
  Goodrich Corp.........................             410          5,769
  Honeywell International, Inc..........           2,980         70,328
  Lockheed Martin Corp..................           1,590         79,580
  Northrop Grumman Corp.................             640         56,288
  Raytheon Co...........................           1,420         42,501
  Rockwell Collins, Inc.................             630         13,469
  United Technologies Corp..............           1,640        101,368
                                                          -------------
                                                                492,682
                                                          -------------
APPAREL & TEXTILES -- 0.4%
  Cintas Corp...........................             590         21,181
  Jones Apparel Group, Inc.+............             450         12,834
  Liz Claiborne, Inc....................             370         12,036
  Nike, Inc., Class B...................             920         49,248
  Reebok International, Ltd.+...........             210          6,523
  V.F. Corp.............................             380         14,949
                                                          -------------
                                                                116,771
                                                          -------------
AUTOMOTIVE -- 0.8%
  AutoNation, Inc.+.....................           1,010         13,989
  AutoZone, Inc.+.......................             340         27,475
  Cooper Tire & Rubber Co...............             260          3,661
  Dana Corp.............................             520          4,831
  Delphi Corp...........................           1,950         16,380
  Ford Motor Co.........................           6,400         65,920
  General Motors Corp...................           1,950         70,297
  Goodyear Tire & Rubber Co.............             610          3,489
  Harley Davidson, Inc..................           1,060         47,106
  Snap-on, Inc..........................             200          5,870
  Visteon Corp..........................             450          3,155
                                                          -------------
                                                                262,173
                                                          -------------
BANKS -- 5.5%
  AmSouth Bancorp.......................           1,240         26,102
  Bank of America Corp..................           5,240        388,022
  Bank of New York Co., Inc.............           2,670         70,621
  Bank One Corp.........................           4,060        146,363
  BB&T Corp.............................           1,640         53,464
  Charter One Financial, Inc............             790         22,950
  Comerica, Inc.........................             610         26,541
  Fifth Third Bancorp...................           2,020         99,566

                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)

BANKS -- (CONTINUED)
  First Tennessee National Corp.........             440  $      19,272
  FleetBoston Financial Corp............           3,660         97,063
  Huntington Bancshares, Inc............             820         15,957
  KeyCorp...............................           1,480         35,683
  Marshall & Ilsley Corp................             760         22,359
  Mellon Financial Corp.................           1,500         39,675
  National City Corp....................           2,130         63,815
  North Fork Bancorp., Inc..............             560         18,122
  Northern Trust Corp...................             770         27,027
  PNC Financial Services
    Group, Inc..........................             990         43,461
  Regions Financial Corp................             770         25,957
  State Street Corp.....................           1,160         40,635
  SunTrust Banks, Inc...................             990         56,648
  Synovus Financial Corp................           1,060         20,638
  U.S. Bancorp..........................           6,680        147,962
  Union Planters Corp...................             690         19,693
  Wachovia Corp.........................           4,740        181,115
  Zions Bancorp.........................             320         15,766
                                                          -------------
                                                              1,724,477
                                                          -------------
BROADCASTING & MEDIA -- 3.2%
  AOL Time Warner, Inc.+................          15,590        213,271
  Clear Channel Communications, Inc.+...           2,140         83,695
  Dow Jones & Co., Inc..................             290         11,484
  Gannett Co., Inc......................             930         70,420
  Interpublic Group of Cos., Inc........           1,350         15,390
  Knight Ridder, Inc....................             290         18,720
  McGraw Hill Cos., Inc.................             680         39,705
  Meredith Corp.........................             170          7,347
  New York Times Co., Class A...........             530         24,581
  Omnicom Group, Inc....................             660         40,854
  Scientific Atlanta, Inc...............             530          8,613
  Tribune Co............................           1,060         51,919
  Univision Communications, Inc., Class
    A+..................................             800         24,224
  Viacom, Inc., Class B+................           6,140        266,538
  Walt Disney Co........................           7,120        132,859
                                                          -------------
                                                              1,009,620
                                                          -------------
BUSINESS SERVICES -- 1.1%
  Allied Waste Industries, Inc.+........             730          6,059
  Avery Dennison Corp...................             380         20,144
  Ball Corp.............................             200         11,232

SUNAMERICA STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)



                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)
COMMON STOCK -- (CONTINUED)
BUSINESS SERVICES -- (CONTINUED)
  Bemis Co., Inc........................             190  $       8,675
  Cendant Corp.+........................           3,590         51,265
  Convergys Corp.+......................             610          9,894
  Equifax, Inc..........................             500         11,595
  Fluor Corp............................             280          9,680
  Genuine Parts Co......................             610         19,502
  McDermott International, Inc.+........             220            715
  Pactiv Corp.+.........................             550         11,286
  Paychex, Inc..........................           1,310         40,793
  Pitney Bowes, Inc.....................             830         29,141
  Robert Half International, Inc.+......             600          9,768
  RR Donnelley & Sons Co................             400          8,064
  Sealed Air Corp.+.....................             290         12,426
  W.W. Grainger, Inc....................             320         14,768
  Waste Management, Inc.................           2,080         45,178
  Waters Corp.+.........................             450         10,805
                                                          -------------
                                                                330,990
                                                          -------------
CHEMICALS -- 1.5%
  Air Products and Chemicals, Inc.......             790         34,025
  Ashland, Inc..........................             240          7,116
  Dow Chemical Co.......................           3,180        103,795
  du Pont de (E.I.) Nemours & Co........           3,470        147,579
  Eastman Chemical Co...................             270          8,243
  Ecolab, Inc...........................             450         22,990
  Engelhard Corp........................             450         11,048
  Great Lakes Chemical Corp.............             180          4,421
  Hercules, Inc.+.......................             380          3,857
  Monsanto Co...........................             910         15,834
  PPG Industries, Inc...................             590         28,621
  Praxair, Inc..........................             560         32,525
  Rohm and Haas Co......................             770         25,495
  Sigma-Aldrich Corp....................             250         12,455
  Vulcan Materials Co...................             350         12,240
                                                          -------------
                                                                470,244
                                                          -------------
COMMUNICATION EQUIPMENT -- 0.3%
  LSI Logic Corp.+......................           1,300          6,968
  Lucent Technologies, Inc.+............          13,640         24,552
  Motorola, Inc.........................           8,020         63,438
  Tellabs, Inc.+........................           1,440          8,899
                                                          -------------
                                                                103,857
                                                          -------------

                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)

COMPUTER SOFTWARE -- 5.4%
  Adobe Systems, Inc....................             810  $      27,994
  Autodesk, Inc.........................             400          6,224
  Automatic Data Processing, Inc........           2,090         70,287
  BMC Software, Inc.+...................             810         12,085
  Citrix Systems, Inc.+.................             600         11,376
  Computer Associates
    International, Inc..................           2,000         32,480
  Computer Sciences Corp.+..............             650         21,417
  Compuware Corp.+......................           1,320          5,795
  Electronic Data Systems Corp..........           1,660         30,129
  First Data Corp.......................           2,620        102,783
  Fiserv, Inc.+.........................             670         19,725
  Intuit, Inc.+.........................             720         27,922
  Mercury Interactive Corp.+............             300         10,182
  Microsoft Corp.@......................          37,320        954,272
  NCR Corp.+............................             340          7,453
  Novell, Inc.+.........................           1,280          3,520
  Nvidia Corp.+.........................             550          7,848
  Oracle Corp.+.........................          18,380        218,354
  Parametric Technology Corp.+..........             920          3,036
  PeopleSoft, Inc.+.....................           1,090         16,383
  Siebel Systems, Inc.+.................           1,690         14,652
  SunGard Data Systems, Inc.+...........             990         21,285
  Unisys Corp.+.........................           1,140         11,856
  VERITAS Software Corp.+...............           1,440         31,694
                                                          -------------
                                                              1,668,752
                                                          -------------
COMPUTERS & BUSINESS EQUIPMENT -- 5.0%
  Apple Computer, Inc.+.................           1,260         17,892
  Dell Computer Corp.+..................           9,000        260,190
  EMC Corp.+............................           7,670         69,720
  Gateway, Inc.+........................           1,130          3,254
  Hewlett-Packard Co....................          10,650        173,595
  Intel Corp............................          23,100        425,040
  International Business
    Machines Corp.......................           5,890        500,061
  Lexmark International
    Group, Inc.+........................             440         32,785
  Network Appliance, Inc.+..............           1,180         15,670
  Sun Microsystems, Inc.+...............          11,140         36,762
  Xerox Corp.+..........................           2,560         25,242
                                                          -------------
                                                              1,560,211
                                                          -------------

SUNAMERICA STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)



                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)
COMMON STOCK -- (CONTINUED)
CONGLOMERATE -- 4.6%
  3M Co.................................           1,360  $     171,415
  General Electric Co...................          34,700      1,021,915
  ITT Industries, Inc...................             320         18,656
  Schlumberger Ltd......................           2,030         85,118
  Textron, Inc..........................             470         13,860
  Tyco International, Ltd...............           6,960        108,576
                                                          -------------
                                                              1,419,540
                                                          -------------
EDUCATION -- 0.1%
  Apollo Group, Inc., Class A+..........             610         33,061
                                                          -------------
ELECTRONICS -- 2.4%
  Advanced Micro Devices, Inc.+.........           1,200          8,928
  Agilent Technologies, Inc.+...........           1,630         26,113
  Altera Corp.+.........................           1,330         21,027
  American Power
    Conversion Corp.+...................             680         10,594
  Analog Devices, Inc.+.................           1,270         42,062
  Applera Corp. -- Applied Biosystems
    Group...............................             730         12,797
  Applied Materials, Inc.+..............           5,760         84,096
  Applied Micro Circuits Corp.+.........           1,060          4,749
  Broadcom Corp., Class A+..............             960         17,174
  Emerson Electric Co...................           1,470         74,529
  Jabil Circuit, Inc.+..................             690         12,903
  Johnson Controls, Inc.................             310         25,494
  KLA-Tencor Corp.+.....................             660         27,060
  Linear Technology Corp................           1,090         37,572
  Maxim Integrated Products, Inc.+......           1,130         44,398
  Micron Technology, Inc.+..............           2,120         18,020
  Millipore Corp.+......................             170          5,805
  Molex, Inc............................             670         15,638
  National Semiconductor Corp.+.........             630         11,800
  Novellus Systems, Inc.+...............             520         14,581
  PMC-Sierra, Inc.+.....................             580          4,785
  Power-One, Inc.+......................             280          1,638
  QLogic Corp.+.........................             330         14,517
  Rockwell Automation, Inc..............             650         14,820
  Sanmina-SCI Corp.+....................           1,780          8,544
  Solectron Corp.+......................           2,880          9,187
  Symbol Technologies, Inc..............             800          8,744
  Tektronix Inc.+.......................             300          5,631
  Teradyne, Inc.+.......................             640          7,424
  Texas Instruments, Inc................           6,040        111,680
  Thomas & Betts Corp.+.................             200          3,162
  Xilinx, Inc.+.........................           1,180         31,943
                                                          -------------
                                                                737,415
                                                          -------------

                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)

ENERGY SERVICES -- 0.6%
  Baker Hughes, Inc.....................           1,180  $      33,040
  BJ Services Co.+......................             550         20,081
  Devon Energy Corp.....................             800         37,800
  Dynegy, Inc., Class A.................           1,300          5,720
  Halliburton Co........................           1,520         32,543
  Nabors Industries, Ltd.+..............             510         19,992
  Rowan Cos., Inc.......................             330          6,765
  Transocean Sedco Forex, Inc.+.........           1,110         21,145
                                                          -------------
                                                                177,086
                                                          -------------
ENERGY SOURCES -- 4.9%
  Amerada Hess Corp.....................             310         13,997
  Anadarko Petroleum Corp...............             870         38,628
  Apache Corp...........................             560         32,060
  Burlington Resources, Inc.............             700         32,417
  ChevronTexaco Corp....................           3,730        234,281
  ConocoPhillips........................           2,360        118,708
  El Paso Corp..........................           2,090         15,675
  EOG Resources, Inc....................             400         14,952
  Exxon Mobil Corp......................          23,470        826,144
  Kerr-Mcgee Corp.......................             350         14,738
  Keyspan Corp..........................             550         18,628
  Kinder Morgan, Inc....................             430         20,219
  Marathon Oil Corp.....................           1,090         24,819
  Nicor, Inc............................             150          4,509
  NiSource, Inc.........................             870         16,443
  Noble Corp.+..........................             470         14,547
  Occidental Petroleum Corp.............           1,320         39,402
  Peoples Energy Corp...................             120          4,662
  Sempra Energy.........................             720         19,325
  Sunoco, Inc...........................             270         10,047
  Unocal Corp...........................             900         24,930
                                                          -------------
                                                              1,539,131
                                                          -------------
ENTERTAINMENT PRODUCTS -- 0.3%
  Brunswick Corp........................             310          6,768
  Eastman Kodak Co......................           1,020         30,508
  Electronic Arts, Inc.+................             500         29,635
  Hasbro, Inc...........................             600          9,600
  Mattel, Inc...........................           1,530         33,262
                                                          -------------
                                                                109,773
                                                          -------------
FINANCIAL SERVICES -- 9.2%
  American Express Co...................           4,580        173,399
  Bear Stearns Cos., Inc................             350         23,394

SUNAMERICA STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)



                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)
COMMON STOCK -- (CONTINUED)
FINANCIAL SERVICES -- (CONTINUED)
  Capital One Financial Corp............             770  $      32,240
  Charles Schwab & Co., Inc.............           4,690         40,475
  Citigroup, Inc........................          17,930        703,752
  Concord EFS, Inc.+....................           1,770         24,479
  Countrywide Credit
    Industries, Inc.....................             440         29,744
  Deluxe Corp...........................             200          8,802
  Fannie Mae............................           3,470        251,193
  Federated Investors, Inc., Class B....             380         10,370
  Franklin Resources, Inc...............             900         31,392
  Freddie Mac...........................           2,430        140,697
  Golden West Financial Corp............             540         40,727
  Goldman Sachs Group, Inc..............           1,650        125,235
  H & R Block, Inc......................             620         23,944
  J.P. Morgan Chase & Co................           6,960        204,276
  Janus Capital Group, Inc..............             780         10,842
  Lehman Brothers Holdings, Inc.........             850         53,524
  MBNA Corp.............................           4,460         84,294
  Merrill Lynch & Co., Inc..............           3,020        123,971
  Moodys Corp...........................             530         25,594
  Morgan Stanley........................           3,780        169,155
  Providian Financial Corp.+............           1,010          7,444
  SLM Corp..............................             540         60,480
  South Trust Corp......................           1,210         32,502
  T. Rowe Price Group, Inc..............             430         13,124
  Washington Mutual, Inc................           3,300        130,350
  Wells Fargo & Co......................           5,900        284,734
                                                          -------------
                                                              2,860,133
                                                          -------------
FOOD, BEVERAGE & TOBACCO -- 4.7%
  Adolph Coors Co., Class B.............             130          6,959
  Altria Group, Inc.....................           7,210        221,780
  Anheuser-Busch Cos., Inc..............           2,990        149,141
  Archer-Daniels-Midland Co.............           2,250         24,930
  Brown-Forman Corp., Class B...........             210         16,073
  Campbell Soup Co......................           1,430         31,503
  Coca-Cola Co..........................           8,650        349,460
  Coca-Cola Enterprises, Inc............           1,570         30,599
  ConAgra Foods, Inc....................           1,870         39,270
  General Mills, Inc....................           1,290         58,192
  H.J. Heinz & Co.......................           1,230         36,752
  Hershey Foods Corp....................             480         31,320
  Kellogg Co............................           1,420         46,491

                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)

FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
  McCormick & Co., Inc..................             490  $      12,147
  Pepsi Bottling Group, Inc.............             980         20,129
  PepsiCo, Inc..........................           6,020        260,546
  R.J. Reynolds Tobacco
    Holdings, Inc.......................             300          8,451
  Sara Lee Corp.........................           2,730         45,809
  UST, Inc..............................             590         18,485
  Wm. Wrigley Jr. Co....................             790         44,801
                                                          -------------
                                                              1,452,838
                                                          -------------
FOREST PRODUCTS -- 0.5%
  Boise Cascade Corp....................             200          4,594
  Georgia-Pacific Corp..................             870         13,433
  International Paper Co................           1,670         59,702
  Louisiana Pacific Corp.+..............             370          2,990
  MeadWestvaco Corp.....................             700         16,513
  Plum Creek Timber Co., Inc............             650         15,119
  Temple-Inland, Inc....................             190          8,607
  Weyerhaeuser Co.......................             760         37,688
                                                          -------------
                                                                158,646
                                                          -------------
HEALTH SERVICES -- 1.1%
  Aetna, Inc............................             530         26,394
  HCA, Inc..............................           1,790         57,459
  Health Management Associates, Inc.,
    Class A+............................             830         14,160
  Humana, Inc.+.........................             570          6,298
  Manor Care, Inc.+.....................             340          6,613
  McKesson, Inc.........................           1,020         28,295
  Quest Diagnostics, Inc.+..............             370         22,107
  Quintiles Transnational Corp.+........             410          5,761
  Tenet Healthcare Corp.+...............           1,650         24,486
  UnitedHealth Group, Inc...............           1,060         97,658
  Wellpoint Health Networks, Inc.,Class
    A+..................................             520         39,489
                                                          -------------
                                                                328,720
                                                          -------------
HOME BUILDING -- 0.1%
  Centex Corp...........................             220         14,524
  KB HOME...............................             170          8,376
  Pulte Homes, Inc......................             210         12,178
                                                          -------------
                                                                 35,078
                                                          -------------

SUNAMERICA STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)



                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)
COMMON STOCK -- (CONTINUED)
HOUSEHOLD PRODUCTS -- 2.8%
  Alberto-Culver Co., Class B...........             200  $       9,856
  Avon Products, Inc....................             820         47,700
  Clorox Co.............................             770         34,819
  Colgate-Palmolive Co..................           1,880        107,480
  Gillette Co...........................           3,640        110,838
  International Flavors &
    Fragrances, Inc.....................             330         10,487
  Kimberly-Clark Corp...................           1,790         89,088
  Leggett & Platt, Inc..................             680         14,042
  Newell Rubbermaid, Inc................             930         28,346
  Procter & Gamble Co...................           4,510        405,224
  Tupperware Corp.......................             200          2,772
                                                          -------------
                                                                860,652
                                                          -------------
INSURANCE -- 4.9%
  ACE, Ltd..............................             920         30,434
  AFLAC, Inc............................           1,800         58,878
  Allstate Corp.........................           2,450         92,585
  Ambac Financial Group, Inc............             370         21,589
  American International
    Group, Inc.#........................           9,100        527,345
  Anthem, Inc.+.........................             490         33,634
  Aon Corp..............................           1,080         23,933
  Chubb Corp............................             600         31,734
  CIGNA Corp............................             490         25,627
  Cincinnati Financial Corp.............             560         20,636
  Hartford Financial Services
    Group, Inc..........................             890         36,276
  Jefferson Pilot Corp..................             500         20,045
  John Hancock Financial
    Services, Inc.......................           1,010         29,310
  Lincoln National Corp.................             620         19,815
  Loews Corp............................             650         26,825
  Marsh & McLennan Cos., Inc............           1,870         89,162
  MBIA, Inc.............................             510         22,797
  MetLife, Inc..........................           2,440         70,101
  MGIC Investment Corp..................             350         15,911
  Principal Financial Group, Inc.+......           1,120         32,592
  Progressive Corp......................             760         51,680
  Prudential Financial, Inc.+...........           1,970         62,981
  SAFECO Corp...........................             480         18,485
  St. Paul Cos., Inc....................             790         27,129
  Torchmark Corp........................             410         15,888

                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)

INSURANCE -- (CONTINUED)
  Travelers Property Casualty Corp.,
    Class B+............................           3,510  $      57,037
  UnumProvident Corp....................             840          9,660
  XL Capital, Ltd., Class A.............             470         38,681
                                                          -------------
                                                              1,510,770
                                                          -------------
INTERNET CONTENT -- 0.5%
  eBay, Inc.+...........................           1,080        100,191
  Sabre Holdings Corp.+.................             500         10,455
  Yahoo!, Inc.+.........................           2,060         51,047
                                                          -------------
                                                                161,693
                                                          -------------
INTERNET SOFTWARE -- 0.1%
  Symantec Corp.+.......................             520         22,854
  TMP Worldwide, Inc.+..................             390          6,540
                                                          -------------
                                                                 29,394
                                                          -------------
LEISURE & TOURISM -- 0.7%
  Carnival Corp.........................           2,190         60,422
  Delta Air Lines, Inc..................             430          5,500
  Harrah's Entertainment, Inc.+.........             390         15,362
  Hilton Hotels Corp....................           1,310         17,449
  International Game Technology+........             300         25,890
  Marriott International, Inc.,
    Class A.............................             820         29,446
  Southwest Airlines Co.................           2,700         43,092
  Starwood Hotels & Resorts Worldwide,
    Inc.................................             700         18,788
                                                          -------------
                                                                215,949
                                                          -------------
MACHINERY -- 1.1%
  Caterpillar, Inc......................           1,200         63,120
  Cooper Industries, Ltd., Class A......             330         12,243
  Crane Co..............................             210          4,101
  Cummins, Inc..........................             150          4,067
  Danaher Corp..........................             530         36,559
  Deere & Co............................             830         36,545
  Dover Corp............................             710         20,405
  Eaton Corp............................             250         20,517
  Illinois Tool Works, Inc..............           1,070         68,459
  Ingersoll-Rand Company, Ltd., Class
    A...................................             590         26,007
  Navistar International Corp., Inc.+...             240          6,696
  PACCAR, Inc...........................             400         23,364
  Pall Corp.............................             430          9,082

SUNAMERICA STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)



                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)
COMMON STOCK -- (CONTINUED)
MACHINERY -- (CONTINUED)
  Parker-Hannifin Corp..................             410  $      16,679
  Thermo Electron Corp.+................             570         10,357
                                                          -------------
                                                                358,201
                                                          -------------
MEDICAL PRODUCTS -- 4.0%
  Bausch & Lomb, Inc....................             190          6,680
  Baxter International, Inc.............           2,070         47,610
  Becton, Dickinson and Co..............             890         31,506
  Biomet, Inc...........................             900         27,414
  Boston Scientific Corp.+..............           1,420         61,131
  C.R. Bard, Inc........................             180         11,408
  Chiron Corp.+.........................             650         26,540
  Genzyme Corp.+........................             750         30,210
  Guidant Corp.+........................           1,070         41,719
  IMS Health, Inc.......................             850         13,090
  Johnson & Johnson.....................          10,360        583,890
  MedImmune, Inc.+......................             880         31,038
  Medtronic, Inc........................           4,250        202,895
  PerkinElmer, Inc......................             440          4,365
  St. Jude Medical, Inc.+...............             620         32,525
  Stryker Corp..........................             690         46,237
  Zimmer Holdings, Inc.+................             680         31,892
                                                          -------------
                                                              1,230,150
                                                          -------------
METALS & MINING -- 0.5%
  Alcoa, Inc............................           2,950         67,643
  Allegheny Technologies, Inc...........             280          1,162
  Freeport-McMoRan Copper & Gold, Inc.,
    Class B+............................             510          8,828
  Newmont Mining Corp...................           1,400         37,828
  Nucor Corp............................             270         11,030
  Phelps Dodge Corp.+...................             310          9,669
  United States Steel Corp..............             360          5,155
  Worthington Industries, Inc...........             300          4,029
                                                          -------------
                                                                145,344
                                                          -------------
PHARMACEUTICALS -- 8.9%
  Abbott Laboratories...................           5,450        221,434
  Allergan, Inc.........................             450         31,613
  AmerisourceBergen Corp................             380         21,983
  Amgen, Inc.+..........................           4,490        275,282
  Biogen, Inc.+.........................             520         19,755
  Bristol-Myers Squibb Co...............           6,760        172,650
  Cardinal Health, Inc..................           1,580         87,342

                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)

PHARMACEUTICALS -- (CONTINUED)
  Eli Lilly and Co......................           3,920  $     250,174
  Forest Laboratories, Inc.+............           1,270         65,684
  King Pharmaceuticals, Inc.+...........             840         10,592
  Merck & Co., Inc......................           7,830        455,550
  Pfizer, Inc...........................          27,804        854,973
  Schering-Plough Corp..................           5,120         92,672
  Watson Pharmaceuticals, Inc.+.........             370         10,756
  Wyeth.................................           4,620        201,109
                                                          -------------
                                                              2,771,569
                                                          -------------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
  Apartment Investment & Management
    Co..................................             330         12,461
  Equity Office Properties Trust........           1,440         37,397
  Equity Residential....................             950         24,614
  Simon Property Group , Inc............             640         23,501
                                                          -------------
                                                                 97,973
                                                          -------------
RESTAURANTS -- 0.5%
  Darden Restaurants, Inc...............             600         10,506
  McDonald's Corp.......................           4,430         75,753
  Starbucks Corp.+......................           1,350         31,712
  Wendys International, Inc.............             400         11,616
  Yum! Brands, Inc.+....................           1,030         25,441
                                                          -------------
                                                                155,028
                                                          -------------
RETAIL STORES -- 7.4%
  Albertson's, Inc......................           1,320         26,215
  American Greetings Corp., Class A+....             230          3,349
  American Standard Cos., Inc.+.........             250         17,798
  Bed Bath & Beyond, Inc.+..............           1,030         40,695
  Best Buy Co., Inc.+...................           1,120         38,730
  Big Lots, Inc.+.......................             410          5,133
  Black & Decker Corp...................             270         11,138
  Circuit City Stores-Circuit City
    Group...............................             730          4,183
  Costco Wholesale Corp.+...............           1,590         55,062
  CVS Corp..............................           1,370         33,168
  Dillards, Inc., Class A...............             300          4,194
  Dollar General Corp...................           1,160         16,866
  Family Dollar Stores, Inc.............             600         20,514
  Federated Department Stores, Inc.+....             660         20,209
  Fortune Brands, Inc...................             520         25,168

SUNAMERICA STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)



                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)
COMMON STOCK -- (CONTINUED)
RETAIL STORES -- (CONTINUED)
  Gap, Inc..............................           3,080  $      51,220
  Home Depot, Inc.......................           8,110        228,134
  J.C. Penney Co., Inc. (Holding Co.)...             940         16,036
  Kohl's Corp.+.........................           1,180         67,024
  Kroger Co.+...........................           2,660         38,038
  Limited, Inc..........................           1,820         26,463
  Lowe's Cos., Inc......................           2,720        119,381
  Masco Corp............................           1,720         36,240
  May Department Stores Co..............           1,010         21,836
  Maytag Corp...........................             270          5,627
  Nordstrom, Inc........................             470          8,145
  Office Depot, Inc.+...................           1,080         13,673
  RadioShack Corp.......................             590         13,989
  Safeway, Inc.+........................           1,540         25,595
  Sears, Roebuck & Co...................           1,100         31,174
  Sherwin-Williams Co...................             520         14,498
  Stanley Works.........................             310          7,449
  Staples, Inc.+........................           1,650         31,416
  SUPERVALU, Inc........................             470          7,741
  Sysco Corp............................           2,280         65,504
  Target Corp...........................           3,170        106,005
  Tiffany & Co..........................             510         14,147
  TJX Cos, Inc..........................           1,830         35,227
  Toys "R" Us, Inc.+....................             740          7,585
  Wal-Mart Stores, Inc..................          15,390        866,765
  Walgreen Co...........................           3,570        110,170
  Whirlpool Corp........................             240         12,838
  Winn-Dixie Stores, Inc................             490          6,140
                                                          -------------
                                                              2,310,482
                                                          -------------
TELECOMMUNICATIONS -- 5.4%
  ADC Telecommunications, Inc.+.........           2,800          6,686
  Alltel Corp...........................           1,090         51,077
  Andrew Corp.+.........................             340          2,608
  AT&T Wireless Services, Inc.+.........           9,450         61,047
  Avaya, Inc.+..........................           1,300          5,070
  CenturyTel, Inc.......................             500         14,725
  CIENA Corp.+..........................           1,510          7,354
  Cisco Systems, Inc.+..................          24,800        372,992
  Citizens Communications Co.+..........             980         10,711
  Comcast Corp., Class A+...............           8,050        256,876
  Comverse Technology, Inc.+............             660          8,626
  Corning, Inc.+........................           4,180         22,656

                                                              VALUE
          SECURITY DESCRIPTION                SHARES        (NOTE 3)

TELECOMMUNICATIONS -- (CONTINUED)
  JDS Uniphase Corp.+...................           4,940  $      15,956
  Nextel Communications, Inc., Class
    A+..................................           3,580         52,948
  QUALCOMM, Inc.........................           2,750         87,698
  Qwest Communications International,
    Inc.+...............................           5,910         22,281
  SBC Communications, Inc...............          11,580        270,509
  Sprint Corp. (FON Group)..............           3,120         35,911
  Sprint Corp. (PCS Group )+............           3,480         12,180
  Verizon Communications, Inc...........           9,540        356,605
                                                          -------------
                                                              1,674,516
                                                          -------------
TRANSPORTATION -- 1.5%
  Burlington Northern Santa Fe Corp.....           1,310         36,889
  CSX Corp..............................             750         23,985
  FedEx Corp............................           1,040         62,275
  Norfolk Southern Corp.................           1,360         28,846
  Ryder System, Inc.....................             220          5,465
  Union Pacific Corp....................             890         52,973
  United Parcel Service, Inc.,
    Class B.............................           3,920        243,510
                                                          -------------
                                                                453,943
                                                          -------------
UTILITIES -- 3.1%
  AES Corp.+............................           1,900         11,419
  Allegheny Energy, Inc.................             440          3,652
  Ameren Corp...........................             560         22,949
  American Electric Power Co., Inc......           1,360         35,877
  AT&T Corp.............................           2,690         45,864
  BellSouth Corp........................           6,490        165,430
  Calpine Corp.+........................           1,320          7,088
  CenterPoint Energy, Inc...............           1,060          8,374
  Cinergy Corp..........................             590         20,143
  CMS Energy Corp.......................             500          3,115
  Consolidated Edison, Inc..............             750         29,152
  Constellation Energy Group, Inc.......             570         16,690
  Dominion Resources, Inc...............           1,070         63,322
  DTE Energy Co.........................             580         23,386
  Duke Energy Corp......................           3,110         54,705
  Edison International+.................           1,140         16,633
  Entergy Corp..........................             770         35,890
  Exelon Corp...........................           1,130         59,935
  FirstEnergy Corp......................           1,040         35,079
  FPL Group, Inc........................             640         38,957

SUNAMERICA STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)


                                             SHARES/
                                            PRINCIPAL
                                              AMOUNT          VALUE
          SECURITY DESCRIPTION            (IN THOUSANDS)    (NOTE 3)
COMMON STOCK -- (CONTINUED)
UTILITIES -- (CONTINUED)
  Mirant Corp.+.........................           1,410  $       4,667
  PG&E Corp.+...........................           1,420         21,272
  Pinnacle West Capital Corp............             320         10,630
  PPL Corp..............................             570         20,634
  Progress Energy, Inc..................             830         34,677
  Public Service Enterprise
    Group, Inc..........................             780         30,007
  Southern Co...........................           2,490         72,434
  TECO Energy, Inc......................             610          6,582
  TXU Corp..............................           1,120         22,310
  Williams Cos., Inc....................           1,800         12,510
  Xcel Energy, Inc......................           1,390         18,793
                                                          -------------
                                                                952,176
                                                          -------------
TOTAL INVESTMENT SECURITIES
  (cost $39,527,735)....................                     29,519,038
                                                          -------------
SHORT-TERM INVESTMENTS -- 0.4%
  United States Treasury Bills 1.09% due
    6/19/03@............................  $           10  $       9,985
  United States Treasury Bills 1.11% due
    5/22/93@............................              10          9,994
  United States Treasury Bills 1.12% due
    5/29/03@............................             100         99,913
  United States Treasury Bills 1.13% due
    5/22/03@............................              10          9,993
                                                          -------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $129,885).......................                        129,885
                                                          -------------

                                            PRINCIPAL
                                              AMOUNT           VALUE
          SECURITY DESCRIPTION            (IN THOUSANDS)     (NOTE 3)

REPURCHASE AGREEMENT -- 4.5%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    1.21%, dated 04/30/ 03, to be
    repurchased 05/01/03 in the amount
    of $1,389,047 and collateralized by
    $1,430,000 of Federal Home Loan Bank
    Note, bearing interest at 1.41%, due
    03/08/04 and having an approximate
    value of $1,434,369
    (cost $1,389,000)@..................           1,389        1,389,000
                                                          ---------------
TOTAL INVESTMENTS --
  (cost $41,046,620*)...................            99.9%      31,037,923
Other assets less liabilities...........             0.1           27,128
                                          --------------  ---------------
NET ASSETS --...........................           100.0% $    31,065,051
                                          ==============  ===============

------------

*    See Note 7
+    Non-income producing securities
#    Security represents an investment in an affiliated company. See Note 6
@ The security or a portion thereof represents collateral for open futures contracts.

OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------------------------------
NUMBER OF                                                            VALUE AT        VALUE AS OF      UNREALIZED
 CONTRACT          DESCRIPTION              EXPIRATION DATE         TRADE DATE     APRIL 30, 2003    APPRECIATION
-------------------------------------------------------------------------------------------------------------------
34 Long        S&P 500 Mini Index              June 2003            $1,448,275       $1,557,370        $109,095
                                                                                                       ========

See Notes to Financial Statements

SUNAMERICA SCIENCE & TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED)


                                                            VALUE
      SECURITY DESCRIPTION              SHARES            (NOTE 3)

COMMON STOCK -- 97.9%
BROADCASTING & MEDIA -- 4.9%
  AOL Time Warner, Inc.+.........            15,100    $       206,568
  Clear Channel Communications,
    Inc.+........................             1,300             50,843
  Univision Communications, Inc.,
    Class A+.....................             1,200             36,336
  USA Networks, Inc.+............             2,300             68,885
  Viacom, Inc., Class B+.........             3,400            147,594
                                                       ---------------
                                                               510,226
                                                       ---------------
BUSINESS SERVICES -- 2.0%
  Accenture, Ltd., Class A+......             6,000             96,120
  Paychex, Inc...................             3,500            108,990
                                                       ---------------
                                                               205,110
                                                       ---------------
CHEMICALS -- 0.3%
  Cabot Microelectronics Corp.+..               600             25,932
                                                       ---------------
COMMUNICATION EQUIPMENT -- 0.7%
  Intersil Corp., Class A+.......             1,500             27,750
  Marvell Technology Group,
    Ltd.+........................             1,700             39,234
                                                       ---------------
                                                                66,984
                                                       ---------------
COMPUTER SOFTWARE -- 32.1%
  Adobe Systems, Inc.............             6,300            217,728
  Cadence Design Systems, Inc.+..             6,400             73,152
  Certegy, Inc.+.................             4,100            102,459
  DST Systems, Inc.+.............             2,300             70,610
  First Data Corp................             9,750            382,493
  Fiserv, Inc.+..................             6,000            176,640
  Informatica Corp.+.............             7,800             50,934
  Intuit, Inc.+..................             6,000            232,680
  Mercury Interactive Corp.+.....             6,700            227,398
  Microsoft Corp.................            32,600            833,582
  Oracle Corp.+..................             7,000             83,160
  PeopleSoft, Inc.+..............             8,000            120,240
  SAP AG.........................               700             71,849
  Siebel Systems, Inc.+..........            18,200            157,794
  SunGard Data Systems, Inc.+....             3,600             77,400
  Synopsys, Inc.+................             2,900            141,056
  VERITAS Software Corp.+........            14,500            319,145
                                                       ---------------
                                                             3,338,320
                                                       ---------------

                                                            VALUE
      SECURITY DESCRIPTION              SHARES            (NOTE 3)

COMPUTERS & BUSINESS EQUIPMENT -- 10.1%
  Brocade Communications Systems,
    Inc.+........................             7,200    $        41,544
  Dell Computer Corp.+...........            17,400            503,034
  EMC Corp.+.....................             2,900             26,361
  Intel Corp.....................             5,800            106,720
  International Business
    Machines Corp................             2,000            169,800
  Lexmark International Group,
    Inc.+........................             1,300             96,863
  Network Appliance, Inc.+.......             4,300             57,104
  Seagate Technology+............             4,200             50,778
                                                       ---------------
                                                             1,052,204
                                                       ---------------
ELECTRONICS -- 21.2%
  Agere Systems, Inc.+...........            12,000             21,480
  Altera Corp.+..................             2,900             45,849
  Analog Devices, Inc.+..........             8,600            284,832
  Applied Materials, Inc.+.......            18,800            274,480
  ASML Holding NV+...............             1,400             12,334
  Celestica, Inc.+...............             3,000             34,680
  Flextronics International,
    Ltd.+........................             5,500             48,125
  KLA-Tencor Corp.+..............             4,300            176,300
  Linear Technology Corp.........             2,400             82,728
  Maxim Integrated Products,
    Inc.+........................             7,200            282,888
  Microchip Technology, Inc.+....             6,300            130,977
  Novellus Systems, Inc.+........             4,900            137,396
  QLogic Corp.+..................             4,250            186,957
  Samsung Electronics Co., Ltd...               550            138,066
  Sanmina-SCI Corp.+.............             8,600             41,280
  Taiwan Semiconductor
    Manufacturing Co., Ltd.
    ADR+.........................            11,700             97,929
  Texas Instruments, Inc.........             8,100            149,769
  Xilinx, Inc.+..................             2,300             62,261
                                                       ---------------
                                                             2,208,331
                                                       ---------------
ENTERTAINMENT PRODUCTS -- 1.3%
  Electronic Arts, Inc.+.........             2,300            136,321
                                                       ---------------
FINANCIAL SERVICES -- 1.9%
  Concord EFS, Inc.+.............            14,500            200,535
                                                       ---------------

SUNAMERICA SCIENCE & TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)



                                                            VALUE
      SECURITY DESCRIPTION              SHARES            (NOTE 3)
COMMON STOCK -- (CONTINUED)
INTERNET CONTENT -- 1.0%
  Internet Security
    Systems, Inc.+...............             2,200    $        28,864
  Yahoo!, Inc.+..................             2,900             71,862
                                                       ---------------
                                                               100,726
                                                       ---------------
INTERNET SOFTWARE -- 3.0%
  Networks Associates, Inc.+.....             6,500             74,295
  Symantec Corp.+................             2,300            101,085
  VeriSign, Inc.+................            11,350            140,967
                                                       ---------------
                                                               316,347
                                                       ---------------
MACHINERY -- 0.4%
  Cognex Corp.+..................             2,000             43,780
                                                       ---------------
MEDICAL PRODUCTS -- 0.3%
  MedImmune, Inc.+...............               900             31,743
                                                       ---------------
PHARMACEUTICALS -- 2.4%
  Bristol-Myers Squibb Co........             2,100             53,634
  Cephalon, Inc.+................             1,300             53,092
  Eli Lilly and Co...............               450             28,719
  Genentech, Inc.+...............               700             26,593
  Pfizer, Inc....................             1,500             46,125
  Schering-Plough Corp...........             1,000             18,100
  Wyeth..........................               600             26,118
                                                       ---------------
                                                               252,381
                                                       ---------------
REGISTERED INVESTMENT COMPANIES -- 5.6%
  T Rowe Price Resources Investor
    Fund.........................           586,872            586,872
                                                       ---------------

                                        SHARES/
                                    PRINCIPAL AMOUNT         VALUE
      SECURITY DESCRIPTION           (IN THOUSANDS)        (NOTE 3)

TELECOMMUNICATIONS -- 10.7%
  CIENA Corp.+...................             8,100     $        39,447
  Cisco Systems, Inc.+...........            37,100             557,984
  Comcast Corp., Class A+........             2,900              87,174
  JDS Uniphase Corp.+............            11,600              37,468
  KT Corp. ADR...................             2,000              40,480
  Nokia Corp. ADR................             5,700              94,449
  QUALCOMM, Inc..................             4,300             137,127
  Vodafone Group, PLC ADR........             6,000             118,560
                                                        ---------------
                                                              1,112,689
                                                        ---------------
TOTAL INVESTMENT SECURITIES
  (cost $11,386,611).............                            10,188,501
                                                        ---------------
REPURCHASE AGREEMENT -- 2.4%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.21%, dated
    04/30/03, to be repurchased
    05/01/03 in the amount of
    $245,008 and collateralized
    by $250,000 of Federal Home
    Loan Bank Note, bearing
    interest at 5.12%, due 09/15/
    03 and having an approximate
    value of $255,249
    (cost $245,000)..............   $           245             245,000
                                                        ---------------
TOTAL INVESTMENTS --
  (cost $11,631,611*)............             100.3%         10,433,501
Liabilities in excess of other
  assets.........................              (0.3)            (35,274)
                                    ---------------     ---------------
NET ASSETS --....................             100.0%        $10,398,227
                                    ===============     ===============

------------

*                       See Note 7
+                       Non-income producing securities
ADR                     American Depository Receipt

See Notes to Financial Statements

SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE FUND
PORTFOLIIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED)


                                                       VALUE
       SECURITY DESCRIPTION            SHARES        (NOTE 3)

AFFILIATED INVESTMENT COMPANIES -- 99.8%
INTERNATIONAL EQUITY SECURITIES -- 29.5%
  SunAmerica International Equity
    Fund
    Class I+ (cost $6,486,497).....    791,096    $     5,996,504
                                                  ---------------
DOMESTIC EQUITY SECURITIES -- 64.1%
  SunAmerica Blue Chip Growth Fund
    Class I+.......................    354,078          4,316,214
  SunAmerica Style Select Series
    Focused Multi-Cap Value
    Portfolio
    Class I........................    340,241          4,916,479
  SunAmerica Growth & Income Fund
    Class I+.......................    231,957          2,205,908
  SunAmerica New Century Fund
    Class I+.......................    136,621          1,614,863
                                                  ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $14,352,581)...............                    13,053,464
                                                  ---------------
FIXED INCOME SECURITIES -- 6.2%
  SunAmerica Core Bond Fund
    Class I (cost $1,223,177)......    120,464          1,252,827
                                                  ---------------

TOTAL INVESTMENTS --
  (cost $22,062,255*)..............       99.8%        20,302,795
Other assets less liabilities......        0.2             45,620
                                       -------    ---------------
NET ASSETS --......................      100.0%   $    20,348,415
                                       =======    ===============

------------

*                       See Note 7
+                       Non-income producing securities

See Notes to Financial Statements

SUNAMERICA MODERATE GROWTH LIFESTAGE FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED)


                                                       VALUE
       SECURITY DESCRIPTION            SHARES        (NOTE 3)

AFFILIATED INVESTMENT COMPANIES -- 99.6%
INTERNATIONAL EQUITY SECURITIES -- 15.5%
  SunAmerica International Equity
    Fund
    Class I+ (cost $5,036,741).....    632,236    $     4,792,345
                                                  ---------------
DOMESTIC EQUITY SECURITIES -- 59.7%
  SunAmerica Blue Chip Growth Fund
    Class I+.......................    452,916          5,521,045
  SunAmerica Style Select Series
    Focused Multi-Cap Value
    Portfolio
    Class I........................    441,349          6,377,486
  SunAmerica Growth & Income Fund
    Class I+.......................    492,366          4,682,402
  SunAmerica New Century Fund
    Class I+.......................    159,496          1,885,239
                                                  ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $19,544,138)...............                    18,466,172
                                                  ---------------
FIXED INCOME SECURITIES -- 24.4%
  SunAmerica Core Bond Fund
    Class I (cost $7,349,948)......    724,922          7,539,193
                                                  ---------------

TOTAL INVESTMENTS --
  (cost $31,930,827*)..............       99.6%        30,797,710
Other assets less liabilities......        0.4            118,872
                                       -------    ---------------
NET ASSETS --......................      100.0%   $    30,916,582
                                       =======    ===============

------------

*                       See Note 7
+                       Non-income producing securities

See Notes to Financial Statements

SUNAMERICA CONSERVATIVE GROWTH LIFESTAGE FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 -- (UNAUDITED)


                                                       VALUE
       SECURITY DESCRIPTION            SHARES        (NOTE 3)

AFFILIATED INVESTMENT COMPANIES -- 99.9%
INTERNATIONAL EQUITY SECURITIES -- 8.6%
  SunAmerica International Equity
    Fund
    Class I+ (cost $1,689,398)....     217,535    $     1,648,912
                                                  ---------------
DOMESTIC EQUITY SECURITIES -- 47.4%
  SunAmerica Blue Chip Growth Fund
    Class I+......................     241,487          2,943,725
  SunAmerica Style Select Series
    Focused Multi-Cap Value
    Portfolio
    Class I.......................     213,554          3,085,858
  SunAmerica Growth & Income Fund
    Class I+......................     275,287          2,617,981
  SunAmerica New Century Fund
    Class I+......................      34,299            405,417
                                                  ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $9,090,319)...............                      9,052,981
                                                  ---------------
FIXED INCOME SECURITIES -- 43.9%
  SunAmerica Core Bond Fund
    Class I (cost $8,143,849).....     806,773          8,390,438
                                                  ---------------

TOTAL INVESTMENTS --
  (cost $18,923,566*).............        99.9%        19,092,331
Other assets less liabilities.....         0.1             17,875
                                      --------    ---------------
NET ASSETS --.....................       100.0%   $    19,110,206
                                      ========    ===============

------------

*                       See Note 7
+                       Non-income producing securities

See Notes to Financial Statements

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED)

NOTE 1. ORGANIZATION

   SunAmerica Strategic Investment Series, Inc. (the "Corporation") is an open-end investment company organized as a Maryland corporation on December 16, 1998. It currently consists of seven different investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: SunAmerica Biotech/Health Fund ("Biotech/Health Fund") prior to April 16, 2002, this Fund's name was SunAmerica Biotech/Health 30 Fund, Tax Managed Equity Fund ("Tax Managed Equity Fund"), SunAmerica Stock Index Fund ("Stock Index Fund"), SunAmerica Science & Technology Fund ("Science & Technology Fund"), SunAmerica Aggressive Growth LifeStage Fund ("Aggressive Growth LifeStage Fund"), SunAmerica Moderate Growth LifeStage Fund ("Moderate Growth LifeStage Fund") and SunAmerica Conservative Growth LifeStage Fund ("Conservative Growth LifeStage Fund"). The investment objective for each of the Funds is as follows:

       BIOTECH/HEALTH FUND seeks long-term growth of capital through active trading of equity securities of companies principally engaged in biotechnology or healthcare, without regard to market capitalization. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

       TAX MANAGED EQUITY FUND seeks high total return by investing in securities of large and medium-sized companies while attempting to minimize capital gain distributions to shareholders. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

       STOCK INDEX FUND seeks returns that are similar to the total return of the S&P 500 Index by investing in equity securities of companies included in the S&P 500 Index. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

       SCIENCE & TECHNOLOGY FUND seeks long-term growth of capital through active trading of equity securities of companies expected to benefit from the development, advancement and application of science and technology, without regard to market capitalization. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

       AGGRESSIVE GROWTH LIFESTAGE FUND seeks growth of capital by allocating assets among a combination of SunAmerica Mutual Funds investing in equity and fixed income securities, with an emphasis on funds investing in equity securities. Under normal market conditions this Fund invests 45%-85% in domestic equity mutual funds, 10%-35% in foreign equity mutual funds and 10%-20% in bond funds.

       MODERATE GROWTH LIFESTAGE FUND seeks growth of capital and current income by allocating assets among a combination of SunAmerica Mutual Funds investing in equity and fixed income securities, with an

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

   emphasis on funds investing in equity securities. Under normal market conditions the Fund invests 30%-75% in domestic equity mutual funds, 7%-25% in foreign equity mutual funds and 15%-45% in bond funds.

       CONSERVATIVE GROWTH LIFESTAGE FUND seeks current income and growth of capital, with reduced volatility by allocating assets among a combination of SunAmerica Mutual Funds investing in equity and fixed income securities, with an emphasis on funds investing in fixed income securities. Under normal market conditions the Fund invests 20%-65% in domestic equity mutual funds, 5%-15% in foreign equity mutual funds and 25%-75% in bond funds.

       The LifeStage Funds invest in various SunAmerica mutual funds, some of which are not presented in this report. Additional information on the underlying Funds is available at our website, www.sunamericafunds.com.

   CLASSES OF SHARES: Each Fund currently offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

         Class A shares --          Offered at net asset value per share plus
                                    an initial sales charge. Any purchases of
                                    Class A shares in excess of $1,000,000 will
                                    be subject to a contingent deferred sales
                                    charge on redemptions made within two years
                                    of purchase.
         Class B shares --          Offered at net asset value per share
                                    without an initial sales charge, although a
                                    declining contingent deferred sales charge
                                    may be imposed on redemptions made within
                                    six years of purchase. Class B shares will
                                    convert automatically to Class A shares on
                                    the first business day of the month after
                                    eight years from the issuance of such
                                    shares and at such time will be subject to
                                    the lower distribution fee applicable to
                                    Class A shares.
         Class II shares --         Offered at net asset value per share plus
                                    an initial sales charge. Certain
                                    redemptions made within the first 18 months
                                    of the date of purchase are subject to a
                                    contingent deferred sales charge.
         Class I shares --          Offered at net asset value per share. This
                                    class is offered exclusively to
                                    participants in certain employee retirement plans and other programs.

       Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), except that Class B shares and Class II shares are subject to higher distribution fee rates. There are no distribution or service fee payments applicable to Class I. The LifeStage Funds only make distribution fee payments.

   INDEMNIFICATIONS: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

NOTE 2. FUND MERGERS

       Pursuant to a plan of reorganization approved by shareholders of the North American Funds ("NA Funds") on November 7, 2001, all the assets and liabilities of the determined NA Funds were transferred in a tax-free exchange to a determined SunAmerica Mutual Funds ("SA Funds"). The details of the reorganization transactions, which were consummated on November 16, 2001, are set forth below.

       The SunAmerica Stock Index Fund, SunAmerica Science & Technology Fund, SunAmerica Aggressive Growth LifeStage Fund, SunAmerica Moderate Growth LifeStage Fund, and SunAmerica Conservative Growth LifeStage Fund, respectively, newly created portfolios of the Corporation acquired all of the assets and liabilities of the North American Stock Index Fund, North American Science & Technology Fund, North American Aggressive Growth LifeStyle Fund, North American Moderate Growth LifeStyle Fund, and North American Conservative Growth LifeStyle Fund, respectively. In conjunction with the reoganization, for each of the listed Funds above, Class C shares of each of the NA Funds were redesignated as Class II shares of the SA Funds.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

       The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. The investments of the LifeStage Funds and other mutual funds held are valued at the closing net asset value per share of each underlying Fund. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available or if a development/event

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

   occurs that may significantly impact the value of a security, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Directors (the "Directors"). Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

   REPURCHASE AGREEMENTS: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

       As of April 30, 2003, Biotech/Health Fund had a 2.2% undivided interest which represented $5,558,000 in principal amount in a joint repurchase agreement with State Street Bank & Trust Co. As of such date, the repurchase agreement in the joint account and the collateral thereof are as follows:

       State Street Bank & Trust Co. Repurchase Agreement, 1.13% dated 4/30/03 in the principal amount of $252,071,000, repurchase price $252,078,912 due 5/01/03, collateralized by the following:

                                                 INTEREST       MATURITY          PRINCIPAL           MARKET
      TYPE OF COLLATERAL                           RATE           DATE             AMOUNT              VALUE
      ------------------                         --------      -----------      -------------      -------------
      U.S. Treasury Bill.......................    1.12%        10/2/2003       $ 40,000,000       $ 40,804,950
      U.S. Treasury Note.......................    2.88%        6/30/2004         20,000,000         20,401,013
      U.S. Treasury Note.......................    2.25%        7/31/2004         80,000,000         81,604,875
      U.S. Treasury Bond.......................    6.25%        5/15/2030        100,000,000        102,004,906
      U.S. Treasury Bond.......................    7.25%        5/15/2016         12,071,000         12,317,125

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: As customary in the mutual fund industry securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The LifeStage Funds invest in a combination of SunAmerica Mutual Funds including Funds investing in fixed income securities. Funds that invest in fixed income securities amortize premiums and accrete discounts, as well as those original issue discounts for which amortization is required for federal income tax purposes. Gains and losses realized upon the sale of such securities are based on their identified cost. Funds investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated.

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

       Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

       Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset values or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. Effective December 2, 2002, the Board of Directors approved a change in the accounting of expenses for the LifeStage Funds based on current industry practice. Accordingly, the expenses included in the accompanying financial statements reflect the expenses of the LifeStage Funds and does not include indirect expenses borne by each LifeStage Fund in connection with its investment in the underlying Funds.

       The Funds issue and redeem shares, invest in securities and distribute dividends from net investment income and net realized gains which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Dividends from net investment income, if any, are paid at least annually. Capital gain distributions, if any, are paid at least annually. The Funds record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected. The Funds intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

       The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

       Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund's

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

   books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Funds' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which do not result in counterparty credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   SHORT SALES: The Funds may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and
   (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT

       The Corporation, on behalf of each Fund, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of each respective Fund and administers its corporate affairs, subject to general review by the Directors. In connections therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

   the Fund's books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee payable by the Funds to SAAMCo is computed daily and payable monthly, at an annual rate based on the average daily net assets as follows:

                                                                         EXCESS
                                                          FIRST           OVER
FUND                                                   $500 MILLION   $500 MILLION
----                                                   ------------   ------------
Biotech/Health Fund..................................      0.75%          same
Tax Managed Equity Fund..............................      0.85%          same
Stock Index Fund.....................................      0.27%          0.26%
Science & Technology Fund............................      0.90%          same
Aggressive Growth LifeStage Fund.....................      0.10%          same
Moderate Growth LifeStage Fund.......................      0.10%          same
Conservative Growth LifeStage Fund...................      0.10%          same

       Prior to November 16, 2001, American General Asset Management ("AGAM") was the advisor for the Stock Index Fund, Science & Technology Fund, Aggressive Growth LifeStage Fund, Moderate Growth LifeStage Fund and Conservative Growth LifeStage Fund. The annual investment advisory and management fee percentages payable to AGAM prior to November 16, 2001, are the same as those payable under the current investment advisory agreement with SAAMCo.

       The Tax Managed Equity Fund, Stock Index Fund and Science & Technology Fund are subadvised by J.P. Morgan Fleming Asset Management, Inc., AIG Global Investment Corp. ("AIGGIC") and T. Rowe Price & Associates, Inc., respectively. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. Under the Subadvisory Agreements, the subadvisors manage the investment and reinvestment of the assets of the respective Fund for which they are responsible. Each of the subadvisors is independent of SAAMCo except for AIGGIC and discharges its responsibilities subject to the polices of the Corporation's Directors and the oversight and supervision of SAAMCo.

       All Subadvisory fees are paid by SAAMCo and do not increase Fund expenses. The Subadvisory fees paid by SAAMCo are computed at an annual rate based upon the average daily net assets as follows:

                                                                    SUBADVISORY
                                                      ASSETS           FEES
                                                  ---------------   -----------
Tax Managed Equity Fund.........................  $0-$200 million       0.45%
                                                    >$200 million       0.40
                                                    >$400 million       0.35
Stock Index Fund................................    $0-$2 billion       0.20
                                                      >$2 billion       0.10
Science & Technology Fund.......................              >$0       0.60

       Prior to November 16, 2001, the Stock Index Fund, Aggressive Growth LifeStage Fund, Moderate Growth LifeStage Fund, and Conservative Growth LifeStage Fund (all operating as the North American

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

   Funds) were sub-advised by American General Investment Management, L.P. ("AGIM"). AGIM was an indirect wholly-owned subsidiary of AIG and received the same fee rate as the current subadvisor, which was paid by AGAM.

       SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary to keep the annual expenses at or below an annual rate of 1.55% of the assets of Class A shares and 2.20% of the assets of Class B and Class II shares for the Biotech/Health Fund; 1.45% of the assets of Class A shares and 2.10% of the assets of Class B and Class II shares for the Tax Managed Equity Fund; 0.75% of the assets of Class A shares, and 1.40% of the assets of Class B and Class II shares for the SunAmerica Stock Index Fund; and 1.50% of the assets of Class A shares, 2.15% of the assets of Class B and Class II shares and 1.40% of the assets of Class I shares of the SunAmerica Science & Technology Fund. Effective December 1, 2002 SAAMCo contractually agreed to waive fees or reimburse expenses, if necessary to keep the annual expenses at or below an annual rate of 0.50% of the assets of Class A shares and 1.15% of the assets of Class B shares and Class II shares and 0.40% of Class I shares of the LifeStage Funds. SAAMCo also may voluntarily waive or reimburse additional amounts to increase the investment return to the Funds' investors. Further, any waivers or reimbursements made by SAAMCo are subject to recoupment from the Funds within the following two years, provided that the Funds are able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

       For the six months ended April 30, 2003, expenses were reimbursed to the Funds as follows:

      Biotech/Health Fund -- Class A..............................  $22,260
      Biotech/Health Fund -- Class B..............................   24,195
      Biotech/Health Fund -- Class II.............................   21,540
      Tax Managed Equity Fund -- Class A..........................   20,273
      Tax Managed Equity Fund -- Class B..........................   27,372
      Tax Managed Equity Fund -- Class II.........................   26,890
      Stock Index Fund -- Class A.................................   26,473
      Stock Index Fund -- Class B.................................   58,535
      Stock Index Fund -- Class II................................   10,830
      Science & Technology Fund -- Class A........................   20,478
      Science & Technology Fund -- Class B........................   58,259
      Science & Technology Fund -- Class II.......................    8,646
      Science & Technology Fund -- Class I........................    3,888
      Aggressive Growth Lifestage Fund A..........................    8,218
      Aggressive Growth Lifestage Fund B..........................   19,506
      Aggressive Growth Lifestage Fund II.........................    2,707
      Aggressive Growth Lifestage Fund I..........................   10,874
      Moderate Growth Lifestage Fund A............................    4,279
      Moderate Growth Lifestage Fund B............................   10,572
      Moderate Growth Lifestage Fund II...........................    2,608
      Moderate Growth Lifestage Fund I............................    5,390
      Conservative Growth Lifestage Fund A........................    6,167
      Conservative Growth Lifestage Fund B........................    9,701
      Conservative Growth Lifestage Fund II.......................    3,404
      Conservative Growth Lifestage Fund I........................    6,654

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

       For the six months ended April 30, 2003, none of the previously reimbursed expenses have been repaid to the Advisor by the Funds.

       At April 30, 2003, expenses previously waived or reimbursed by SAAMCo that are subject to recoupment are as follows:

                                                         OTHER EXPENSES
                                                           REIMBURSED
                                                         --------------
     Biotech/Health Fund...............................     $--
     Tax Managed Equity Fund...........................      --
     Stock Index Fund..................................      110,524
     Science & Technology Fund.........................      115,772
     Aggressive Growth LifeStage Fund..................       29,475
     Moderate Growth LifeStage Fund....................       12,491
     Conservative Growth LifeStage Fund................       16,515

                                                         CLASS SPECIFIC
                                                            EXPENSES
                                                           REIMBURSED
                                                         --------------
     Biotech/Health Fund Class A.......................     $117,029
     Biotech/Health Fund Class B.......................      110,772
     Biotech/Health Fund Class II......................       98,785
     Tax Managed Equity Fund Class A...................      109,190
     Tax Managed Equity Fund Class B...................      152,135
     Tax Managed Equity Fund Class II..................      158,152
     Stock Index Fund Class A..........................       50,163
     Stock Index Fund Class B..........................      119,926
     Stock Index Fund Class II.........................       25,343
     Science & Technology Fund Class A.................       30,279
     Science & Technology Fund Class B.................       80,289
     Science & Technology Fund Class II................       16,236
     Science & Technology Fund Class I.................       11,964
     Aggressive Growth LifeStage Fund Class A..........        3,751
     Aggressive Growth LifeStage Fund Class B..........        4,531
     Aggressive Growth LifeStage Fund Class II.........        2,244
     Aggressive Growth LifeStage Fund Class I..........        1,304
     Moderate Growth LifeStage Fund Class A............        2,516
     Moderate Growth LifeStage Fund Class B............        5,603
     Moderate Growth LifeStage Fund Class II...........        2,112
     Moderate Growth LifeStage Fund Class I............          127
     Conservative Growth LifeStage Fund Class A........        2,429
     Conservative Growth LifeStage Fund Class B........        3,732
     Conservative Growth LifeStage Fund Class II.......        2,079
     Conservative Growth LifeStage Fund Class I........        1,171

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

       The Corporation, on behalf of each Fund, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of SAAMCo. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Directors and shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class II Plan." In adopting the Class A Plan, the Class B Plan and the Class II Plan, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

       Under the Class A Plan, Class B Plan and Class II Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the three LifeStage Funds, the Distribution Plans also provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended April 30, 2003, SACS received fees (see Statement of Operations) based upon the aforementioned rate.

       Prior to November 16, 2001, the Stock Index Fund, Science & Technology Fund, Aggressive Growth LifeStage Fund, Moderate Growth LifeStage Fund and Conservative Growth LifeStage Fund were subject to a different Distribution Agreement with American General Fund Distributor, Inc. ("AGFD"). Under this agreement, AGFD received fees from the Stock Index Fund and Science & Technology Fund at an annual rate of 0.35% for the Class A shares and 1.00% for Class B and II shares based on average daily net assets of each class. For the LifeStage Funds, AGFD received fees at an annual rate of 0.10% for the Class A shares and 0.75% for Class B and II shares based on average daily assets of each class.

       In addition, except for the LifeStage Funds SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

       SACS receives sales charges on the Fund's Class A and Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

   Class A, Class B and Class II shares. SACS has advised the Funds that for the six months ended April 30, 2003 the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                                     CLASS A                       CLASS B
                                                    -----------------------------------------   -------------
                                                                                                 CONTINGENT
                                                     SALES      AFFILIATED     NON-AFFILIATED     DEFERRED
                                                    CHARGES   BROKER-DEALERS   BROKER-DEALERS   SALES CHARGES
                                                    -------   --------------   --------------   -------------
    Biotech/Health Fund...........................  $20,453       $ 9,825         $ 7,908          $30,161
    Tax Managed Equity Fund.......................   13,694         6,357           4,283           69,832
    Stock Index Fund..............................   36,845        20,026          12,107           33,777
    Science & Technology Fund.....................   10,100         4,742           3,747           10,148
    Aggressive Growth LifeStage Fund..............    5,757         5,045             178           11,320
    Moderate Growth LifeStage Fund................   11,923        10,639           1,695            9,131
    Conservative Growth LifeStage Fund............   10,819         7,314           1,962           14,118

                                                                             CLASS II
                                                     ---------------------------------------------------------
                                                                                                  CONTINGENT
                                                      SALES      AFFILIATED     NON-AFFILIATED     DEFERRED
                                                     CHARGES   BROKER-DEALERS   BROKER-DEALERS   SALES CHARGES
                                                     -------   --------------   --------------   -------------
    Biotech/Health Fund............................  $3,643        $1,935           $1,709          $2,650
    Tax Managed Equity Fund........................   3,847           946            2,901           2,043
    Stock Index Fund...............................   1,230           735              495             948
    Science & Technology Fund......................     474           356              118              42
    Aggressive Growth LifeStage Fund...............     997           782              216              89
    Moderate Growth LifeStage Fund.................   2,878           975            1,903             379
    Conservative Growth LifeStage Fund.............   2,744           505            2,239             349

       The LifeStage Funds do not invest in underlying SunAmerica Funds for the purpose of exercising management or control; however, investments by the LifeStage Funds within the set limits may represent a significant portion of an underlying SunAmerica Fund's net assets. At April 30, 2003, each LifeStage Fund held less than 10% of the outstanding shares of any underlying SunAmerica Fund. In addition, the LifeStage Funds, in the aggregate, held less than 15% of the outstanding shares of any underlying SunAmerica Funds.

       The Corporation, except for the LifeStage Funds, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

   assets, is approved annually by the Directors. For the six months ended April 30, 2003, the Funds incurred the following expenses which are included in transfer agent fees in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                                                      PAYABLE AT
                                                          EXPENSES                                  APRIL 30, 2003
                                         ------------------------------------------   -------------------------------------------
                                         CLASS A    CLASS B    CLASS II    CLASS I    CLASS A    CLASS B    CLASS II     CLASS I
                                         --------   --------   ---------   --------   --------   --------   ---------   ---------
    Biotech/Health Fund................  $16,212    $16,065     $11,795      $ --      $2,540     $2,525     $1,743     $      --
    Tax Managed Equity Fund............   16,611     25,571      25,265        --       2,572      3,972      3,938            --
    Stock Index Fund...................    8,796     20,577       2,922        --       1,538      3,459        438            --
    Science & Technology Fund..........    2,421      7,375         673       166         406      1,246        110            28

       As of April 30, 2003, The Variable Annuity Life Insurance Company ("VALIC"), an indirect wholly owned subsidiary of AIG, held five percent or more of the outstanding shares of the indicated Funds' classes:

                                                               PERCENT
                                                                 OWNED
----------------------------------------------------------------------
Stock Index Fund
Class A.....................................................     19%
Science & Technology Fund
Class A.....................................................      6
Class I.....................................................    100
Aggressive Growth LifeStage Fund
Class A.....................................................     35
Class B.....................................................      9
Class I.....................................................     32
Moderate Growth LifeStage Fund
Class A.....................................................     27
Class B.....................................................      8
Class I.....................................................     18
Conservative Growth LifeStage Fund
Class A.....................................................     30
Class B.....................................................     17
Class I.....................................................     41

       In addition, SAAMCo owns 2% of the Class II outstanding shares of the Tax Managed Equity Fund and 5% of the Class A outstanding shares of the Biotech/Health Fund.

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

NOTE 5. PURCHASES AND SALES OF INVESTMENT SECURITIES

       The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2003 were as follows:

                                                                                           AGGRESSIVE    MODERATE   CONSERVATIVE
                                                                               SCIENCE &     GROWTH       GROWTH       GROWTH
                                         BIOTECH/    TAX MANAGED  STOCK INDEX  TECHNOLOGY   LIFESTAGE   LIFESTAGE    LIFESTAGE
                                        HEALTH FUND     FUND         FUND         FUND        FUND         FUND         FUND
                                        -----------  -----------  -----------  ----------  -----------  ----------  ------------
      Purchases (excluding U.S.
        government securities)........  $34,510,657  $ 2,318,686  $1,278,687   $2,482,228  $ 4,080,392  $8,596,052   $5,427,007
      Sales (excluding U.S. government
        securities)...................   33,834,711   12,766,852     163,986    2,113,643    3,556,301   6,548,992    5,456,982
      Purchases of U.S. government
        securities....................           --           --          --           --           --          --           --
      Sales of U.S. government
        securities....................           --           --          --           --           --          --           --

NOTE 6. TRANSACTIONS WITH AFFILIATE

       As disclosed in the investment portfolios of the Tax Managed Equity Fund and Stock Index Fund, the Funds own a security issued by AIG or an affiliate thereof. For the period ended April 30, 2003, the Funds recorded income on security transactions of AIG and subsidiaries of AIG as follows:

                                            SECURITY  INCOME
                                            --------  ------
  Tax Managed Equity Fund............         AIG     $1,089
  Stock Index Fund...................         AIG        839

       The following funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-adviser:

                                                                                            AGGRESSIVE   MODERATE    CONSERVATIVE
                                            BIOTECH/      TAX        STOCK     SCIENCE &      GROWTH      GROWTH        GROWTH
                                             HEALTH     MANAGED      INDEX     TECHNOLOGY   LIFESTAGE    LIFESTAGE    LIFESTAGE
                                              FUND       FUND        FUND         FUND         FUND        FUND          FUND
                                            --------   ---------   ---------   ----------   ----------   ---------   ------------
      J.P. Morgan Securities, Inc........    $7,850         --           --       $143             --         --              --

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

NOTE 7. FEDERAL INCOME TAXES

       The following details the tax basis distributions as well as the components of distributable earnings. As of October 31, 2002, the tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, and Fund mergers.

                                                           DISTRIBUTABLE EARNINGS                   TAX DISTRIBUTIONS
                                               -----------------------------------------------    ----------------------
                                                                  FOR THE YEAR ENDED OCTOBER 31, 2002
                                               -------------------------------------------------------------------------
                                                            LONG-TERM GAINS/      UNREALIZED                   LONG-TERM
                                               ORDINARY       CAPITAL LOSS       APPRECIATION     ORDINARY      CAPITAL
                                                INCOME         CARRYOVER        (DEPRECIATION)     INCOME        GAINS
                                               ---------    ----------------    --------------    ---------    ---------
Biotech/Health Fund..........................  $     --       $(35,214,797)      $ (5,255,659)    $     --       $  --
Tax Managed Equity Fund......................        --        (26,663,794)       (18,681,776)          --          --
Stock Index Fund.............................    87,654         (2,502,376)       (11,125,971)      54,993          --
Science & Technology Fund....................        --        (17,643,730)        (5,623,668)          --          --
Aggressive Growth LifeStage Fund.............   111,028         (7,199,749)        (6,076,726)     109,998          --
Moderate Growth LifeStage Fund...............   349,625         (4,394,037)        (6,261,638)     262,993          --
Conservative Growth LifeStage Fund...........   358,022         (2,697,143)        (2,632,571)     340,001          --

       As of October 31, 2002, the following funds have capital loss carryforwards which will be available to the extent provided in regulations and which will expire between 2007-2010. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                                    CAPITAL LOSS
                                                                    CARRYFORWARDS
                                                                       AMOUNT
                                                                    -------------
      Biotech/Health Fund.........................................   $35,214,797
      Tax Managed Equity Fund.....................................    26,663,794
      Stock Index Fund............................................     2,502,376
      Science & Technology Fund...................................    17,643,730
      Aggressive Growth LifeStage Fund............................     7,009,175
      Moderate Growth LifeStage Fund..............................     4,024,724
      Conservative Growth LifeStage Fund..........................     2,586,907

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

       The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements as of April 30, 2003, were as follows:

                                                                                           AGGRESSIVE    MODERATE    CONSERVATIVE
                                                                               SCIENCE &     GROWTH       GROWTH        GROWTH
                                      BIOTECH/    TAX MANAGED   STOCK INDEX   TECHNOLOGY    LIFESTAGE    LIFESTAGE    LIFESTAGE
                                     HEALTH FUND      FUND          FUND         FUND         FUND         FUND          FUND
                                     -----------  ------------  ------------  -----------  -----------  -----------  ------------
      Cost (tax basis).............  $40,731,037  $ 72,788,168  $ 41,046,620  $13,690,647  $24,863,648  $34,936,389  $20,504,279
                                     ===========  ============  ============  ===========  ===========  ===========  ===========
      Appreciation.................  $ 3,466,292  $  3,338,202  $  1,554,442  $   477,469  $    29,650  $   189,245  $   308,958
      Depreciation.................   (3,463,260)  (16,569,501)  (11,563,138)  (3,734,615)  (4,590,503)  (4,327,924)  (1,720,906)
                                     -----------  ------------  ------------  -----------  -----------  -----------  -----------
      Net unrealized appreciation
        (depreciaiton).............  $     3,032  $(13,231,299) $(10,008,697) $(3,257,146) $(4,560,853) $(4,138,679) $(1,411,948)
                                     ===========  ============  ============  ===========  ===========  ===========  ===========

NOTE 8. CAPITAL SHARE TRANSACTIONS

       Transactions in capital shares of each class of each fund were as follows:

                                                                   BIOTECH/HEALTH FUND
                           ----------------------------------------------------------------------------------------------------
                                                 CLASS A                                            CLASS B
                           ---------------------------------------------------  -----------------------------------------------
                           FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED       FOR THE SIX MONTHS       FOR THE YEAR ENDED
                                APRIL 30, 2003            OCTOBER 31, 2002       ENDED APRIL 30, 2003       OCTOBER 31, 2002
                           -------------------------  ------------------------  -----------------------  ----------------------
                             SHARES       AMOUNT        SHARES       AMOUNT      SHARES       AMOUNT      SHARES      AMOUNT
                           ----------  -------------  ----------  ------------  ---------  ------------  ---------  -----------
Shares sold..............    185,863*   $ 1,392,046*     646,970  $ 6,336,427    100,783   $   740,772    572,460   $ 5,712,976
Reinvested dividends.....         --             --           --           --         --            --         --            --
Shares redeemed..........   (387,818)    (2,891,965)  (1,062,148)  (9,526,931)  (276,245)*  (2,030,829)* (810,536)   (7,339,560)
                            --------    -----------   ----------  -----------   --------   -----------   --------   -----------
Net increase
  (decrease).............   (201,955)   $(1,499,919)    (415,178) $(3,190,504)  (175,462)  $(1,290,057)  (238,076)  $(1,626,584)
                            ========    ===========   ==========  ===========   ========   ===========   ========   ===========

                                          BIOTECH/HEALTH FUND
                           --------------------------------------------------
                                                CLASS II
                           --------------------------------------------------
                           FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                APRIL 30, 2003           OCTOBER 31, 2002
                           -------------------------  -----------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  -------------  ---------  ------------
Shares sold..............     73,123    $   540,173    339,378   $ 3,284,100
Reinvested dividends.....         --             --         --            --
Shares redeemed..........   (430,167)    (3,148,714)  (838,133)   (7,689,471)
                            --------    -----------   --------   -----------
Net increase
  (decrease).............   (357,044)   $(2,608,541)  (498,755)  $(4,405,371)
                            ========    ===========   ========   ===========
------------------
* Includes automatic conversion of 12,941 shares of Class B shares in the amount of $92,343 to 12,636 shares of Class A shares in the amount of $92,343.

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

                                                                 TAX MANAGED EQUITY FUND
                          ------------------------------------------------------------------------------------------------------
                                                CLASS A                                             CLASS B
                          ---------------------------------------------------  -------------------------------------------------
                          FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED       FOR THE SIX MONTHS        FOR THE YEAR ENDED
                               APRIL 30, 2003            OCTOBER 31, 2002       ENDED APRIL 30, 2003        OCTOBER 31, 2002
                          -------------------------  ------------------------  -----------------------  ------------------------
                            SHARES       AMOUNT        SHARES       AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT
                          ----------  -------------  ----------  ------------  ---------  ------------  ----------  ------------
Shares sold.............     37,309*   $   338,474*     255,825  $  2,796,384    41,358   $   368,203      341,922  $  3,766,020
Reinvested dividends....         --             --           --            --        --            --           --            --
Shares redeemed.........   (309,244)    (2,754,565)  (1,016,375)  (10,481,262) (479,381)*  (4,181,808)* (1,167,526)  (11,638,648)
                           --------    -----------   ----------  ------------  --------   -----------   ----------  ------------
Net increase
  (decrease)............   (271,935)   $(2,416,091)    (760,550) $ (7,684,878) (438,023)  $(3,813,605)    (825,604) $ (7,872,628)
                           ========    ===========   ==========  ============  ========   ===========   ==========  ============

                                        TAX MANAGED EQUITY FUND
                          ---------------------------------------------------
                                               CLASS II
                          ---------------------------------------------------
                          FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                               APRIL 30, 2003            OCTOBER 31, 2002
                          -------------------------  ------------------------
                            SHARES       AMOUNT        SHARES       AMOUNT
                          ----------  -------------  ----------  ------------
Shares sold.............     69,250    $   601,220      319,412  $  3,458,869
Reinvested dividends....         --             --           --            --
Shares redeemed.........   (610,595)    (5,358,531)  (1,331,221)  (13,791,589)
                           --------    -----------   ----------  ------------
Net increase
  (decrease)............   (541,345)   $(4,757,311)  (1,011,809) $(10,332,720)
                           ========    ===========   ==========  ============

                                                                     STOCK INDEX FUND
                           ----------------------------------------------------------------------------------------------------
                                                CLASS A                                            CLASS B
                           -------------------------------------------------  -------------------------------------------------
                           FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED       FOR THE SIX MONTHS         FOR THE YEAR ENDED
                                APRIL 30, 2003          OCTOBER 31, 2002       ENDED APRIL 30, 2003         OCTOBER 31, 2002
                           ------------------------  -----------------------  -----------------------    ----------------------
                             SHARES       AMOUNT      SHARES       AMOUNT      SHARES       AMOUNT        SHARES      AMOUNT
                           ----------  ------------  ---------  ------------  --------    -----------    ---------  -----------
Shares sold..............    280,062**  $2,198,222**  260,515   $ 2,428,245    299,103    $ 2,333,511     632,857   $ 5,906,314
Reinvested dividends.....      7,985        63,642      5,044        49,982      4,165         33,152         431         4,268
Shares redeemed..........   (120,724)     (937,422)  (155,624)   (1,356,697)  (284,363)**  (2,217,393)** (568,750)   (5,278,347)
                            --------    ----------   --------   -----------   --------    -----------    --------   -----------
Net increase
  (decrease).............    167,323    $1,324,442    109,935   $ 1,121,530     18,905    $   149,270      64,538   $   632,235
                            ========    ==========   ========   ===========   ========    ===========    ========   ===========

                                           STOCK INDEX FUND
                           ------------------------------------------------
                                              CLASS II+
                           ------------------------------------------------
                           FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                APRIL 30, 2003          OCTOBER 31, 2002
                           -------------------------  ---------------------
                             SHARES        AMOUNT      SHARES     AMOUNT
                           -----------  ------------  --------  -----------
Shares sold..............     43,851     $ 344,297    292,752   $2,643,460
Reinvested dividends.....        624         4,942         29          281
Shares redeemed..........   (102,987)     (794,597)   (71,600)    (632,305)
                            --------     ---------    -------   ----------
Net increase
  (decrease).............    (58,512)    $(445,358)   221,181   $2,011,436
                            ========     =========    =======   ==========
------------------
+ See Note 2
* Includes automatic conversion of 1,530 shares of Class B shares in the amount of $13,081 to 1,516 shares of Class A shares in the amount of $13,081.
** Includes automatic conversion of 1,482 shares of Class B shares in the amount of $11,323 to 1,474 shares of Class A shares in the amount of $11,323.

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

                                                               SCIENCE & TECHNOLOGY FUND
                           --------------------------------------------------------------------------------------------------
                                               CLASS A                                           CLASS B
                           ------------------------------------------------  ------------------------------------------------
                           FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED      FOR THE SIX MONTHS        FOR THE YEAR ENDED
                                APRIL 30, 2003          OCTOBER 31, 2002      ENDED APRIL 30, 2003        OCTOBER 31, 2002
                           -------------------------  ---------------------  -----------------------   ----------------------
                             SHARES        AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT       SHARES      AMOUNT
                           -----------  ------------  ---------  ----------  ----------  -----------   ---------  -----------
Shares sold..............    206,874*    $ 481,914*    244,541   $ 726,756     344,802    $ 781,753     559,269   $ 1,607,887
Reinvested dividends.....         --            --          --          --          --           --          --            --
Shares redeemed..........   (176,286)     (392,852)   (134,448)   (384,113)   (317,283)*   (707,867)*  (541,541)   (1,479,868)
                            --------     ---------    --------   ---------    --------    ---------    --------   -----------
Net increase
  (decrease).............     30,588     $  89,062     110,093   $ 342,643      27,519    $  73,886      17,728   $   128,019
                            ========     =========    ========   =========    ========    =========    ========   ===========

                                                            SCIENCE & TECHNOLOGY FUND
                           --------------------------------------------------------------------------------------------
                                             CLASS II+                                       CLASS I
                           ----------------------------------------------  --------------------------------------------
                           FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED     FOR THE SIX MONTHS     FOR THE YEAR ENDED
                                APRIL 30, 2003         OCTOBER 31, 2002     ENDED APRIL 30, 2003     OCTOBER 31, 2002
                           ------------------------  --------------------  ----------------------  --------------------
                             SHARES       AMOUNT      SHARES     AMOUNT      SHARES      AMOUNT     SHARES     AMOUNT
                           ----------  ------------  --------  ----------  ----------  ----------  ---------  ---------
Shares sold..............    68,945     $ 151,443     63,024   $ 193,961      --         $--         33,747   $ 116,738
Reinvested dividends.....        --            --         --          --      --          --             --          --
Shares redeemed..........   (67,766)     (149,152)   (94,353)   (248,758)     --          --       (224,586)   (790,279)
                            -------     ---------    -------   ---------     -------     -------   --------   ---------
Net increase
  (decrease).............     1,179     $   2,291    (31,329)  $ (54,797)     --         $--       (190,839)  $(673,541)
                            =======     =========    =======   =========     =======     =======   ========   =========

                                                      AGGRESSIVE GROWTH LIFESTAGE FUND
                      -------------------------------------------------------------------------------------------------
                                         CLASS A                                           CLASS B
                      ----------------------------------------------  -------------------------------------------------
                      FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED     FOR THE SIX MONTHS         FOR THE YEAR ENDED
                           APRIL 30, 2003         OCTOBER 31, 2002     ENDED APRIL 30, 2003         OCTOBER 31, 2002
                      ------------------------  --------------------  -----------------------    ----------------------
                        SHARES       AMOUNT      SHARES     AMOUNT     SHARES        AMOUNT       SHARES      AMOUNT
                      ----------  ------------  --------  ----------  ---------    ----------    ---------  -----------
Shares sold.........    31,505**   $ 202,002**   93,914   $ 714,141    103,890     $ 668,316      193,588   $ 1,476,309
Reinvested
  dividends.........     6,081        38,374      4,135      34,526      9,328        59,139        2,073        17,106
Shares redeemed.....   (19,473)     (124,355)   (90,472)   (703,615)  (120,889)**   (773,987)**  (272,106)   (2,014,498)
                       -------     ---------    -------   ---------   --------     ---------     --------   -----------
Net increase
  (decrease)........    18,113     $ 116,021      7,577   $  45,052     (7,671)    $ (46,532)     (76,445)  $  (521,083)
                       =======     =========    =======   =========   ========     =========     ========   ===========

                                                         AGGRESSIVE GROWTH LIFESTAGE FUND
                           --------------------------------------------------------------------------------------------
                                             CLASS II+                                       CLASS I
                           ----------------------------------------------  --------------------------------------------
                           FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED     FOR THE SIX MONTHS     FOR THE YEAR ENDED
                                APRIL 30, 2003         OCTOBER 31, 2002     ENDED APRIL 30, 2003     OCTOBER 31, 2002
                           ------------------------  --------------------  ----------------------  --------------------
                             SHARES       AMOUNT      SHARES     AMOUNT     SHARES      AMOUNT      SHARES     AMOUNT
                           ----------  ------------  --------  ----------  ---------  -----------  --------  ----------
Shares sold..............    17,322      $111,672     45,563   $ 380,095    141,468    $ 901,610   280,983   $2,138,818
Reinvested dividends.....       257         1,644         41         344     13,775       87,062     7,447       61,214
Shares redeemed..........    (6,795)      (43,579)   (31,487)   (275,989)   (45,820)    (289,113)  (79,390)    (587,171)
                             ------      --------    -------   ---------    -------    ---------   -------   ----------
Net increase
  (decrease).............    10,784      $ 69,737     14,117   $ 104,450    109,423    $ 699,559   209,040   $1,612,861
                             ======      ========    =======   =========    =======    =========   =======   ==========
------------------
+ See Note 2
* Includes automatic conversion of 12,272 shares of Class B shares in the amount of $28,535 to 12,266 shares of
  Class A shares in the amount of $28,535.
** Includes automatic conversion of 1,015 shares of Class B shares in the amount of $6,425 to 1,017 shares of Class A shares in the amount of $6,425.

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

                                                           MODERATE GROWTH LIFESTAGE FUND
                           -----------------------------------------------------------------------------------------------
                                              CLASS A                                          CLASS B
                           ----------------------------------------------  -----------------------------------------------
                           FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED     FOR THE SIX MONTHS       FOR THE YEAR ENDED
                                APRIL 30, 2003         OCTOBER 31, 2002     ENDED APRIL 30, 2003       OCTOBER 31, 2002
                           ------------------------  --------------------  -----------------------  ----------------------
                             SHARES       AMOUNT      SHARES     AMOUNT     SHARES       AMOUNT      SHARES      AMOUNT
                           ----------  ------------  --------  ----------  ---------  ------------  ---------  -----------
Shares sold..............   108,203     $ 829,062    121,248   $ 997,231    120,513   $   911,142    261,161   $ 2,203,318
Reinvested dividends.....     7,877        58,996      5,608      50,695     13,846       104,263      8,440        76,638
Shares redeemed..........   (39,995)     (299,700)   (79,893)   (691,063)  (147,038)   (1,112,702)  (206,329)   (1,753,040)
                            -------     ---------    -------   ---------   --------   -----------   --------   -----------
Net increase
  (decrease).............    76,085     $ 588,358     46,963   $ 356,863    (12,679)  $   (97,297)    63,272   $   526,916
                            =======     =========    =======   =========   ========   ===========   ========   ===========

                                                           MODERATE GROWTH LIFESTAGE FUND
                           -----------------------------------------------------------------------------------------------
                                             CLASS II+                                         CLASS I
                           ----------------------------------------------  -----------------------------------------------
                           FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED     FOR THE SIX MONTHS       FOR THE YEAR ENDED
                                APRIL 30, 2003         OCTOBER 31, 2002     ENDED APRIL 30, 2003       OCTOBER 31, 2002
                           ------------------------  --------------------  -----------------------  ----------------------
                             SHARES       AMOUNT      SHARES     AMOUNT     SHARES       AMOUNT      SHARES      AMOUNT
                           ----------  ------------  --------  ----------  ---------  ------------  ---------  -----------
Shares sold..............    59,504     $ 456,060     67,822   $ 582,164    299,388    $2,261,994    672,505   $ 5,764,807
Reinvested dividends.....     1,166         8,791        481       4,379     25,881       193,593     14,350       129,438
Shares redeemed..........   (25,154)     (190,401)   (24,662)   (206,397)   (78,494)     (592,298)  (238,088)   (2,026,639)
                            -------     ---------    -------   ---------    -------    ----------   --------   -----------
Net increase
  (decrease).............    35,516     $ 274,450     43,641   $ 380,146    246,775    $1,863,289    448,767   $ 3,867,606
                            =======     =========    =======   =========    =======    ==========   ========   ===========

                                                           CONSERVATIVE GROWTH LIFESTAGE FUND
                           --------------------------------------------------------------------------------------------------
                                               CLASS A                                           CLASS B
                           -----------------------------------------------  -------------------------------------------------
                           FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED      FOR THE SIX MONTHS         FOR THE YEAR ENDED
                                APRIL 30, 2003         OCTOBER 31, 2002      ENDED APRIL 30, 2003         OCTOBER 31, 2002
                           ------------------------  ---------------------  -----------------------    ----------------------
                             SHARES       AMOUNT      SHARES     AMOUNT      SHARES       AMOUNT        SHARES      AMOUNT
                           ----------  ------------  --------  -----------  ---------  ------------    ---------  -----------
Shares sold..............    84,655*    $ 715,041*   151,857   $1,331,153     60,386   $   507,051      152,122   $ 1,346,548
Reinvested dividends.....    12,002        98,893      8,165       76,020     13,895       115,202       13,082       127,052
Shares redeemed..........   (24,833)     (204,965)   (89,989)    (808,598)  (174,422)*  (1,466,519)*   (342,458)   (3,097,024)
                            -------     ---------    -------   ----------   --------   -----------     --------   -----------
Net increase
  (decrease).............    71,824     $ 608,969     70,033   $  598,575   (100,141)  $  (844,266)    (177,254)  $(1,623,424)
                            =======     =========    =======   ==========   ========   ===========     ========   ===========

                                                        CONSERVATIVE GROWTH LIFESTAGE FUND
                           --------------------------------------------------------------------------------------------
                                             CLASS II+                                       CLASS I
                           ----------------------------------------------  --------------------------------------------
                           FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED     FOR THE SIX MONTHS     FOR THE YEAR ENDED
                                APRIL 30, 2003         OCTOBER 31, 2002     ENDED APRIL 30, 2003     OCTOBER 31, 2002
                           ------------------------  --------------------  ----------------------  --------------------
                             SHARES       AMOUNT      SHARES     AMOUNT     SHARES      AMOUNT      SHARES     AMOUNT
                           ----------  ------------  --------  ----------  ---------  -----------  --------  ----------
Shares sold..............    44,709      $374,702     94,644   $ 839,800     65,363    $ 545,598   175,836   $1,599,196
Reinvested dividends.....     2,663        22,160        950       8,928     18,285      150,668    13,749      128,001
Shares redeemed..........    (9,293)      (77,883)   (19,358)   (170,559)   (28,141)    (234,283)  (61,696)    (557,703)
                             ------      --------    -------   ---------    -------    ---------   -------   ----------
Net increase
  (decrease).............    38,079      $318,979     76,236   $ 678,169     55,507    $ 461,983   127,889   $1,169,494
                             ======      ========    =======   =========    =======    =========   =======   ==========
------------------
+ See Note 2
* Includes automatic conversion of 248 shares of Class B shares in the amount of $2,023 to 247 shares of Class A shares in the amount of $2,023.

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 -- (UNAUDITED) (CONTINUED)

NOTE 9. DIRECTORS' RETIREMENT PLAN

       The Directors (and Trustees) of the SunAmerica Strategic Investment Series, Inc. have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.5%.

                                                   RETIREMENT PLAN   RETIREMENT PLAN
                                                      LIABILITY          EXPENSE
                                                   ---------------   ---------------
                                                         AS OF APRIL 30, 2003
                                                   ---------------------------------
Biotech/Health Fund..............................       $3,177             $548
Tax Managed Equity Fund..........................        8,077              807
Stock Index Fund.................................          804              310
Science & Technology Fund........................          341              115
Aggressive Growth Lifestage Fund.................          129              129
Moderate Growth Lifestage Fund...................          190              190
Conservative Growth Lifestage Fund...............          122              122

NOTE 10. COMMITMENTS AND CONTINGENCIES

       The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. During the six months ended April 30, 2003, none of the Funds participated in the lines of credit agreement.

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
DIRECTOR INFORMATION -- (UNAUDITED)

    The following table contains basic information regarding the Directors that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                       NUMBER OF
                                          TERM OF                                      FUNDS IN
                            POSITION    OFFICE AND                                       FUND                   OTHER
NAME,                      HELD WITH     LENGTH OF                                      COMPLEX             DIRECTORSHIPS
ADDRESS AND                SUNAMERICA      TIME           PRINCIPAL OCCUPATIONS       OVERSEEN BY              HELD BY
DATE OF BIRTH*              COMPLEX       SERVED           DURING PAST 5 YEARS        DIRECTOR(1)            DIRECTOR(2)
--------------             ----------   -----------   ------------------------------  -----------   ------------------------------
S. James Coppersmith       Director     18 years      Retired.                            45        Director of BJ's Wholesale
DOB: February 21, 1933                                                                              Club, Inc.; Member of Board of
                                                                                                    Governors of the Boston Stock
                                                                                                    Exchange.

Judith L. Craven           Director     1 1/2 years   Retired Administrator.              75        Director, A.G. Belo
DOB: October 6, 1945                                                                                Corporation (1992 to present);
                                                                                                    Director, Sysco Corporation
                                                                                                    (1996 to present); Director,
                                                                                                    Luby's Inc. (1998 to present).

William F. Devin           Director     1 1/2 years   Retired.                            75        Member of the Board of
DOB: December 30, 1938                                                                              Governors, Boston Stock
                                                                                                    Exchange (1985-Present).

Samual M.. Eisenstat       Chairman     17 years      Attorney, solo practitioner.        46        Director, North European Oil
DOB: March 7, 1940         of the                                                                   Royalty Trust.
                           Board

Stephen J. Gutman          Director     18 years      Partner and Managing Member of      46        None
DOB: May 10, 1943                                     B.B. Associates LLC (menswear
                                                      specialty retailing and other
                                                      activities) (June 1988 to
                                                      present).

Peter A. Harbeck(3)        Director     8 years       President, CEO and Director,        83        None
DOB: January 23, 1954                                 SAAMCo (August 1995 to
                                                      present). Director, SACS
                                                      (August 1993 to present).

SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
DIRECTOR INFORMATION -- (UNAUDITED) (CONTINUED)

                                                                                       NUMBER OF
                                          TERM OF                                      FUNDS IN
                            POSITION    OFFICE AND                                       FUND                   OTHER
NAME,                      HELD WITH     LENGTH OF                                      COMPLEX             DIRECTORSHIPS
ADDRESS AND                SUNAMERICA      TIME           PRINCIPAL OCCUPATIONS       OVERSEEN BY              HELD BY
DATE OF BIRTH*              COMPLEX       SERVED           DURING PAST 5 YEARS        DIRECTOR(1)            DIRECTOR(2)
--------------             ----------   -----------   ------------------------------  -----------   ------------------------------
Sebastiano Sterpa          Director     10 years      Founder and Chairman of the         37        Director, Real Estate Business
DOB: July 18, 1929                                    Board of the Sterpa Group                     Service and Countrywide
                                                      (real estate investment and                   Financial.
                                                      management) (1962 to present).

------------
* The business address for each Director is the Haborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 portfolios), SunAmerica Strategic Investment
    Series, Inc. (7 funds), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds) Anchor Pathway Funds (7 series) and Seasons Series Trust (19 portfolios).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3) Interested Director, as defined in the Investment Company Act of 1940.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

AIG SUNAMERICA ASSET MANAGEMENT CORP.
HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES
        S. JAMES COPPERSMITH
        JUDITH L. CRAVEN
        WILLIAM F. DEVIN
        SAMUEL M. EISENSTAT
        STEPHEN J. GUTMAN
        PETER A. HARBECK
        SEBASTIANO STERPA

OFFICERS
        ROBERT M. ZAKEM, PRESIDENT
        DONNA M. HANDEL, TREASURER
        BRIAN P. CLIFFORD, VICE PRESIDENT
        J. STEVEN NEAMTZ, VICE PRESIDENT
        STEVEN SCHOEPKE, VICE PRESIDENT
        ABBE P. STEIN, VICE PRESIDENT
          AND ASSISTANT SECRETARY
        JOSEPH P. KELLY, ASSISTANT SECRETARY
        STACEY V. MORRISON, ASSISTANT SECRETARY
        LAURA E. FILIPPONE, ASSISTANT TREASURER
        GREGORY R. KINGSTON, VICE PRESIDENT
          AND ASSISTANT TREASURER
        DONALD H. GUIRE, ASSISTANT TREASURER

INVESTMENT ADVISER
        AIG SUNAMERICA ASSET MANAGEMENT CORP.
        HARBORSIDE FINANCIAL CENTER
        3200 PLAZA 5
        JERSEY CITY, NJ 07311-4992

DISTRIBUTOR
        AIG SUNAMERICA CAPITAL SERVICES, INC.
        HARBORSIDE FINANCIAL CENTER
        3200 PLAZA 5
        JERSEY CITY, NJ 07311-4992

SHAREHOLDER SERVICING AGENT
        AIG SUNAMERICA FUND SERVICES, INC.
        HARBORSIDE FINANCIAL CENTER
        3200 PLAZA 5
        JERSEY CITY, NJ 07311-4992

CUSTODIAN AND TRANSFER AGENT
        STATE STREET BANK AND TRUST COMPANY
        P.O. BOX 219373
        KANSAS CITY, MO 64121

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Distributed by:
AIG SunAmerica Capital Services, Inc.

SISAN-4/03

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Reserved.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

    (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

    (b) During the period covered in this report there were no significant deficiencies or material weaknesses in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to date of their evaluation. However, the registrant did enhance its process of monitoring the recording of the daily variation margin for Futures Contracts.

Item 10. Exhibits.

    (a) Not applicable.

    (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
        (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Strategic Investment Series, Inc.

By: /s/Robert M. Zakem
    ------------------
    Robert M. Zakem
    President

Date: July 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Robert M. Zakem
    ------------------
    Robert M. Zakem
    President

Date: July 3, 2003

By: /s/Donna M. Handel
    ------------------
    Donna M. Handel
    Treasurer

Date: July 3, 2003